UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	November 30, 2008

Date of reporting period:	May 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Management®

Semiannual Report

May 31, 2008

Columbia Tax-Exempt Fund

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Table of Contents

Fund Profile	1

Performance Information	3

Understanding Your Expenses	4

Investment Portfolio	5

Statement of Assets and Liabilities	29

Statement of Operations	30

Statement of Changes in Net Assets	31

Financial Highlights	33

Notes to Financial Statements	37

Important Information About This Report	49

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this financial report for your Columbia Fund. This document provides information that can help support your investment decision-making. It's been a challenging year for the financial markets, particularly as concerns over a weaker housing market and economic uncertainty make the news headlines daily. For a sense of how Columbia Management's investment professionals have responded to these issues, I encourage you to read the portfolio manager's summary on the following page. I believe this discussion reflects Columbia Management's investment management expertise as well as its commitment to market research and consistent investment performance.

We understand that many factors drove your decision to invest in Columbia Funds. Columbia Management's commitment is to honor that decision by providing investment solutions designed to exceed your expectations. As we review the past six months and look forward to the year ahead, we hope you will consider how we might support your investment needs beyond the services we provide currently. Some of the many advantages we bring to the table as the fund's investment manager include:

■  Broad and deep investment expertise, including dedicated portfolio management, research and trading

■  Strategically positioned investment disciplines and processes

■  Comprehensive compliance and risk management

■  A team-driven culture that draws upon multiple sources to pursue consistent and superior performance

■  A comprehensive array of investment solutions, including equity, fixed-income and cash strategies

Working for you, and with you

Team approach—Rather than rely on the talent or judgment of one individual, Columbia Management takes a team-oriented approach to investing. We draw from the diverse experiences and insights of our people—including portfolio managers, research analysts and traders—to bring multiple investment perspectives and deep expertise to all of our investment management activities.

Client focus—At Columbia Management, our philosophy and culture are anchored in focused solutions and personal service. We are committed to putting our clients' interests first and we understand the premium our clients place on reliability—whether it's related to service, investment performance or risk management. Columbia Management is committed to maintaining high standards of reliability on all counts.

While our asset management capabilities are multifaceted and our investment professionals are multitalented, ultimately, everything we do at Columbia Management has a single purpose: to help investors pursue their most important financial goals. We are honored that you've chosen to invest with us and look forward to providing the investment solutions and services necessary to sustain a lasting relationship.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Fund Profile – Columbia Tax-Exempt Fund

Summary

■  For the six-month period that ended May 31, 2008, the fund's Class A shares returned 0.07% without sales charge. The fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 1.44%,1 while the average return of the fund's peer group, the Lipper General Municipal Debt Funds Classification, was 0.42%.2 The fund was hurt by its exposure to bonds maturing in 10 years or longer as yields in this range rose during the period and prices fell, while yields on bonds maturing within 6 years generally fell and prices rose. Also, lower quality bonds lagged higher quality issues. Market conditions were extremely volatile, driven by steep changes in interest rates, rising inflation expectations, downgrades among municipal bond insurers and the near-collapse of the auction rate securities market.

■  A focus on bonds with maturities between 10 and 20 years and an underweight in bonds with maturities under 10 years hampered recent performance. Among the longer-intermediate maturity holdings were some non-callable (non-redeemable) zero coupon municipal bonds, which are bonds that sell at a deep discount to face value. As long-term interest rates climbed, "zeroes" lagged comparable maturity bonds with coupons. The fund's maturity positioning made it more sensitive to interest-rate changes than either the Lehman index or peer group, which hurt as yields rose and bond prices declined. A stake in 10-year futures contracts—a hedge against interest-rate volatility—further undermined returns. The fund's holdings in issues with ratings of Baa and below also proved costly.3

■  Refunded bonds helped performance, benefiting from their short maturities and high credit quality. Refunding occurs when an issuer sells a new lower-coupon bond and puts the proceeds into an escrow account until it can pay off the old "refunded" bond. Security selection also worked well among state general obligation bonds.

■  Until the housing market stabilizes, we anticipate more volatility in the municipal market. Continued high oil prices and a weak employment environment could pressure consumer spending, a major driver of economic growth. If economic growth remains anemic, we believe that inflation expectations will decline, potentially benefiting longer-term yields. While we plan to remain focused on longer intermediate-term high grade bonds with maturities between 10 and 20 years, we may also look for opportunities among longer-maturity and higher-yielding issues where yields have risen and bond prices look attractive.

1The Lehman Brothers Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

3Credit ratings represent the rating assigned to a particular bond by one of the following nationally recognized rating agencies: Standard and Poor's, Moody's Investors Service, Inc. or Fitch Ratings Ltd. Ratings are relative and subjective and are not absolute standards of quality. The fund's credit quality does not remove market risk.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 05/31/08

+0.07%

Class A shares (without sales charge)

+1.44%

Lehman Brothers Municipal Bond Index

Morningstar Style Box

The Morningstar Style BoxTM reveals a fund's investment strategy. For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of quarter-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee its completeness and accuracy. Information shown is as of 12/31/07.

Fund Profile (continued) – Columbia Tax-Exempt Fund

Portfolio Management

Kimberly Campbell has managed the fund since 2002 and has been associated with the advisor or its predecessors or affiliate organizations since 1995.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Investing in high-yield or "junk" bonds offers the potential for higher income than investments in investment-grade bonds, but they also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments.

Performance Information – Columbia Tax-Exempt Fund

Performance of a $10,000 investment 06/01/98 – 05/31/08 ($)

Sales charge	without	with
Class A	15,516	14,779
Class B	14,440	14,440
Class C	14,611	14,611
Class Z	15,601	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Tax-Exempt Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 05/31/08 (%)

Share class	A		B		C		Z
Inception	11/21/78		05/05/92		08/01/97		09/16/05
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	0.07	–4.69	–0.30	–5.19	–0.24	–1.22	0.17
1-year	2.05	–2.79	1.30	–3.58	1.43	0.46	2.26
5-year	3.34	2.34	2.57	2.22	2.72	2.72	3.45
10-year	4.49	3.98	3.71	3.71	3.86	3.86	4.55

Average annual total return as of 06/30/08 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–1.15	–5.85	–1.51	–6.35	–1.46	–2.42	–1.05
1-year	1.49	–3.33	0.74	–4.12	0.87	–0.10	1.69
5-year	3.23	2.23	2.46	2.12	2.61	2.61	3.34
10-year	4.30	3.80	3.53	3.53	3.68	3.68	4.36

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution or service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns shown for the Fund's Class Z shares include the returns of the Fund's Class A shares for periods prior to September 16, 2005, the date on which the Fund's Class Z shares were first offered. The returns shown have been adjusted to reflect the fact that Class Z shares are sold without a sales charge. The returns shown have not been adjusted to reflect any differences in expenses between Class Z and Class A shares of the Fund. If differences in expenses had been reflected, the returns shown for periods prior to September 16, 2005 would have been higher.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.83
Class B	1.58
Class C	1.58
Class Z	0.63

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 05/31/08 ($)

Class A	13.23
Class B	13.23
Class C	13.23
Class Z	13.23

Distributions declared per share

12/01/07 – 05/31/08 ($)

Class A	0.30
Class B	0.25
Class C	0.25
Class Z	0.31

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Understanding Your Expenses – Columbia Tax-Exempt Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

12/01/07 – 05/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,000.70	1,020.95	4.05	4.09	0.81
Class B	1,000.00	1,000.00	997.00	1,017.20	7.79	7.87	1.56
Class C	1,000.00	1,000.00	997.60	1,017.95	7.04	7.11	1.41
Class Z	1,000.00	1,000.00	1,001.70	1,021.95	3.05	3.08	0.61

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses for Class C shares, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Investment Portfolio – Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

Municipal Bonds – 95.8%
	Par ($)	Value ($)
Education – 2.8%
Education – 2.8%
CA Educational Facilities Authority
Loyola Marymount University, Series 2001, Insured: MBIA: (a) 10/01/17	2,525,000	1,677,256
(a) 10/01/20	2,000,000	1,110,040
CA Municipal Finance Authority
Escondido Charter, Series 2006 A, 5.250% 06/01/36	1,750,000	1,557,885
CA University of California Revenue
Series 2007, 5.000% 05/15/12	1,500,000	1,612,905
IN Purdue University
Certificates of Participation, Series 2006, 5.250% 07/01/22	2,000,000	2,188,020
MA College Building Authority
Series 1994 A, 7.500% 05/01/14	3,500,000	4,146,975
MA Health & Educational Facilities Authority
Harvard University, Series 1991 N, 6.250% 04/01/20	2,000,000	2,458,740
Massachusetts Institute of Technology, Series 2002 K, 5.500% 07/01/22	8,000,000	9,254,320
NC University of North Carolina at Chapel Hill
Series 1997, (a) 08/01/13	2,000,000	1,667,960
NY Dormitory Authority
Educational Housing Services, Series 2005, Insured: AMBAC 5.250% 07/01/30	3,000,000	3,102,180
New York University Hospital Center, Series 2006, 5.000% 07/01/20	2,000,000	1,921,380
New York University, Series 2001 1, Insured: AMBAC 5.500% 07/01/40	4,000,000	4,417,920
Upstate Community Colleges, Series 2005 B, Insured: FGIC 5.500% 07/01/23	2,000,000	2,233,560

	Par ($)	Value ($)
PA Higher Educational Facilities Authority
Edinboro University Foundation, Series 2008, 5.750% 07/01/28	3,000,000	2,978,640
TX University of Texas Revenue
Series 2006 D, 5.000% 08/15/18	1,000,000	1,089,370
UT Weber State University Revenue
Series 2005, Insured: MBIA 4.250% 04/01/29	5,100,000	4,768,602
VA College Building Authority
Washington & Lee University, Series 2001, 5.375% 01/01/21	10,000,000	11,222,500
WV University of West Virginia
Series 1998 A, Insured: MBIA 5.250% 04/01/28	5,000,000	5,378,850
Series 2000 A, Insured: AMBAC: (a) 04/01/16	3,300,000	2,372,601
(a) 04/01/17	2,480,000	1,685,309
(a) 04/01/18	3,800,000	2,435,990
Education Total		69,281,003
Education Total		69,281,003
Health Care – 8.6%
Continuing Care Retirement – 0.8%
MD Baltimore County
Oak Crest Village, Inc., Series 2007 A, 5.000% 01/01/37	5,000,000	4,594,500
MO St. Louis Industrial Development Authority
St. Andrews Resources for Seniors, Series 2007 A, 6.375% 12/01/41	7,000,000	6,626,620
NC Medical Care Commission
Glenaire, Inc., Series 2006, 5.500% 10/01/31	2,500,000	2,432,575
NY Nassau County Industrial Development Agency
The Amsterdam Harborside, Series 2007 A, 6.500% 01/01/27	3,250,000	3,305,348
PA Lancaster County Hospital Authority
Brethren Village, Series 2008 A, 6.250% 07/01/26	1,750,000	1,753,500

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PA Montgomery County Industrial Development Authority
Whitemarsh Continuing Care Retirement Community, Series 2005, 6.125% 02/01/28	2,000,000	1,881,360
Continuing Care Retirement Total		20,593,903
Health Services – 0.5%
MA Development Finance Agency
Boston Biomedical Research Institute, Series 1999, 5.650% 02/01/19	1,310,000	1,281,887
MN Minneapolis & St. Paul Housing & Redevelopment Authority
Group Health Plan, Inc., Series 2003: 5.250% 12/01/16	1,250,000	1,278,138
6.000% 12/01/17	1,650,000	1,734,991
WI Health & Educational Facilities Authority
Marshfield Clinic, Series 1999, Insured: RAD 6.250% 02/15/29	7,200,000	7,495,272
Health Services Total		11,790,288
Hospitals – 5.5%
AL Montgomery Medical Clinic Board
Jackson Hospital & Clinic Series 2006, 4.750% 03/01/36	1,000,000	839,040
AZ Health Facilities Authority
Catholic Healthcare West, Series 1999 A, 6.625% 07/01/20	3,700,000	4,048,947
AZ University Medical Center Corp.
Series 2004, 5.250% 07/01/13	1,000,000	1,034,640
CA ABAG Finance Authority for Nonprofit Corps.
San Diego Hospital Association, Series 2003 C, 5.375% 03/01/20	1,320,000	1,339,100
CA Health Facilities Financing Authority
Catholic Health Care West, Series 2004 G, 5.250% 07/01/23	500,000	509,355
CA Kaweah Delta Health Care District
Series 2006, 4.500% 06/01/34	9,500,000	7,797,125
CT Health & Educational Facilities Authority
Manchester Memorial Hospital, Series 2000 A, Insured: RAD 6.000% 07/01/25	1,605,000	1,648,191

	Par ($)	Value ($)
FL Hillsborough County Industrial Development Authority
Tampa General Hospital, Series 2003 A: 5.000% 10/01/18	825,000	835,733
5.250% 10/01/24	4,000,000	4,034,880
FL Orange County Health Facilities Authority
Orlando Regional Healthcare System, Series 1999 E, 6.000% 10/01/26	6,905,000	7,061,743
Series 1996 A, Insured: MBIA 6.250% 10/01/16	825,000	915,998
FL West Orange Health Care District
Series 2001 A, 5.650% 02/01/22	3,650,000	3,735,957
GA Chatham County Hospital Authority
Memorial Health University Medical Center, Series 2004 A, 5.500% 01/01/34	2,500,000	2,173,350
Memorial Medical Center, Series 2001 A, 6.125% 01/01/24	3,000,000	3,001,950
IN Health & Educational Facility Financing Authority
Clarian Health, Series 2006 A, 5.000% 02/15/39	650,000	612,099
LA Public Facilities Authority
Touro Infirmary, Series 1999 A, 5.625% 08/15/29	10,940,000	10,214,350
MA Health & Educational Facilities Authority
Care Group Inc., Series 2008, 5.125% 07/01/33 (b)	2,000,000	1,954,360
Series 1998 B-2, 5.375% 02/01/28 (b)	1,380,000	1,397,692
MI Dickinson County
Dickinson County Health Care System, Series 1999, 5.700% 11/01/18	1,800,000	1,812,096
MI Hospital Finance Authority Revenue
Henry Ford Health Systems, Series 2006 A, 5.250% 11/15/32	2,000,000	1,980,920
MI University of Michigan
Series 2002 D, 5.250% 12/01/20	6,310,000	6,553,314
MN St. Paul Housing & Redevelopment Authority
HealthEast, Inc., Series 1997 A, 5.500% 11/01/09	250,000	253,363

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MO Health & Educational Facilities Authority
Lake Regional Health Systems, Series 2003, 5.600% 02/15/25	625,000	633,706
SSM Health Care Corp., Series 2002 A, 5.250% 06/01/12	2,500,000	2,663,725
MS Medical Center Building Corp.
University of Mississippi Medical Center, Series 1998, Insured: AMBAC 5.500% 12/01/23	10,550,000	11,793,634
NC Medical Care Commission
Wilson Memorial Hospital, Series 1997, Insured: AMBAC (a) 11/01/14	1,380,000	1,070,659
ND Ward County Health Care Facility
Trinity Health, Series 2006, 5.125% 07/01/29	1,250,000	1,172,587
NH Health & Education Facilities Authority
The Memorial Hospital at North Conway, Series 2006, 5.250% 06/01/36	500,000	445,725
NM Farmington Hospital Revenue
San Juan Medical Center, Series 2004 A, 5.000% 06/01/23	500,000	482,105
NY Albany Industrial Development Agency
St. Peter's Hospital, Series 2008 A, 5.250% 11/15/27	2,330,000	2,331,654
SC Greenville Hospital System Board
GHS Partners in Health, Series 2001, Insured: AMBAC 5.500% 05/01/26	5,000,000	5,240,650
TN Knox County Health, Educational & Housing Facilities Authority
East Tennessee Hospital, Series 2003 B, 5.750% 07/01/33	650,000	647,394
Fort Sanders Alliance, Series 1993, Insured: MBIA 5.250% 01/01/15 (c)	5,000,000	5,310,950
TN Sullivan County Health Educational & Housing Facilities Board
Wellmont Health System, Series 2006 C, 5.250% 09/01/36	8,500,000	7,689,950

	Par ($)	Value ($)
VA Fairfax County Industrial Development Authority
Inova Health System, Series 1993 A, 5.000% 08/15/23	10,000,000	10,500,600
VA Henrico County Industrial Development Authority
Bon Secours Health System, Series 1996, Insured: MBIA 6.000% 08/15/16	5,000,000	5,521,950
WI Health & Educational Facilities Authority
Aurora Health Care, Inc.: Series 1999 A, 5.600% 02/15/29	4,000,000	3,865,560
Series 1999 B: 5.500% 02/15/15	3,500,000	3,538,290
5.625% 02/15/20	5,500,000	5,522,110
Series 2003, 6.400% 04/15/33	4,250,000	4,371,805
Hospitals Total		136,557,257
Intermediate Care Facilities – 0.6%
IL Development Finance Authority
Hoosier Care, Inc., Series 1999 A, 7.125% 06/01/34	2,275,000	2,200,676
IN Health Facilities Financing Authority
Hoosier Care, Inc., Series 1999 A, 7.125% 06/01/34	11,750,000	11,366,127
Intermediate Care Facilities Total		13,566,803
Nursing Homes – 1.2%
CO Health Facilities Authority
American Housing Foundation I, Inc., Series 2003 A, 8.500% 12/01/31	885,000	896,372
IA Finance Authority
Care Initiatives, Series 1998 B: 5.500% 07/01/08	260,000	260,101
5.750% 07/01/28	4,500,000	4,100,850
IA Marion Health Care Facilities
AFH/Kentucky-Iowa, Inc., Series 2003, 6.500% 01/01/29 (d)	200,000	218,338
MA Industrial Finance Agency
GF/Massachusetts, Inc., Series 1994, 8.300% 07/01/23	10,490,000	9,718,985

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PA Chester County Industrial Development Authority
Pennsylvania Nursing Home, Series 2002, 8.500% 05/01/32	6,200,000	6,263,426
PA Delaware County Industrial Development Authority
Care Institute-Main Line LLC, Series 2005, 9.000% 08/01/31 (e)	8,300,000	5,992,102
PA Washington County Industrial Development Authority
AHF Project, Series 2003, 7.750% 01/01/29	2,220,000	2,448,172
TN Metropolitan Government Nashville & Davidson County Health & Education Board
AHF Project, Series 2003, 7.750% 01/01/29	510,000	554,824
Nursing Homes Total		30,453,170
Health Care Total		212,961,421
Housing – 2.9%
Assisted Living/Senior – 0.2%
DE Kent County
Heritage at Dover, Series 1999, AMT, 7.625% 01/01/30	1,585,000	1,410,381
MN Roseville
Care Institute, Inc., Series 1993, 7.750% 11/01/23	3,275,000	2,832,154
NY Suffolk County Industrial Development Agency
Gurwin Jewish Phase II, Series 2004, 6.700% 05/01/39	900,000	906,507
Assisted Living/Senior Total		5,149,042
Multi-Family – 2.1%
FL Broward County Housing Finance Authority
Chaves Lake Apartments Ltd., Series 2000 A, AMT, 7.500% 07/01/40	7,925,000	8,093,565
Cross Keys Apartments, Series 1998 A, AMT, 5.750% 10/01/28	985,000	969,831
FL Capital Trust Agency
Atlantic Housing Foundation, Inc., Series 2005 C, 5.875% 01/01/28	2,000,000	1,874,100

	Par ($)	Value ($)
FL Clay County Housing Finance Authority
Breckenridge Commons Ltd., Series 2000 A, AMT, 7.450% 07/01/40	3,970,000	4,029,272
MA Housing Finance Agency
Series 2004 A, AMT, Insured: FSA 5.250% 07/01/25	10,000,000	10,003,900
MD Economic Development Corp.
Collegiate Housing Foundation, Series 1999 A, 6.000% 06/01/30	3,000,000	3,010,680
MN Washington County Housing & Redevelopment Authority
Cottages of Aspen, Series 1992, AMT, 9.250% 06/01/22	1,755,000	1,710,441
MN White Bear Lake
Birch Lake Townhomes: Series 1989 A, 9.750% 07/15/19	2,385,000	2,361,150
Series 1989 B, AMT, (a) 07/15/19	263,000	128,870
MO St. Louis Area Housing Finance Corp.
Wellington Arms III, Series 1979, 7.375% 01/01/21	1,498,078	1,509,913
NC Durham Housing Authority
Magnolia Pointe Apartments, Series 2005, AMT, 5.650% 02/01/38	3,494,423	3,242,475
NC Housing Finance Agency
Series 1994 F, Insured: FHA 6.600% 07/01/17	355,000	355,582
NC Medical Care Commission
ARC Project, Series 2004 A, 5.800% 10/01/34	1,400,000	1,375,766
NY New York City Housing Development Corp.
Series 2005 F-1, 4.650% 11/01/25	5,000,000	4,976,200
OK County Finance Authority
Sail Associates LLC, Series 2007, AMT, 5.250% 12/01/41	1,475,000	1,460,279
Resolution Trust Corp.
Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16 (f)	6,615,223	6,536,832
Multi-Family Total		51,638,856

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Single-Family – 0.6%
CA Department of Veterans Affairs
Series 2007, AMT, 4.850% 12/01/22	2,000,000	1,969,320
CA Housing Finance Authority
Series 1984 B, (a) 08/01/16	210,000	86,268
CO El Paso County School District No. 11
Series 1988 A, AMT, Guarantor: GNMA 8.375% 03/25/19	99,632	101,736
CO Housing Finance Authority
Series 1996 B-1, AMT, 7.650% 11/01/26	5,000	5,090
FL Brevard County
Series 1985, Insured: FGIC (a) 04/01/17	425,000	176,197
FL Lee County Housing Finance Authority
Series 1998 A-2, AMT, Guarantor: GNMA 6.300% 03/01/29	90,000	91,157
IL Chicago
Series 1997 A, AMT, Guarantor: GNMA 7.250% 09/01/28	5,000	5,174
LA Jefferson Parish Home Mortgage Authority
Series 1999 B-1, AMT, Guarantor: GNMA 6.750% 06/01/30	285,000	288,209
MD Community Development Administration Department of Housing & Community Development
Series 2006 B, AMT, 4.900% 09/01/37	4,765,000	4,370,506
ME Housing Authority
Series 2006 D, AMT, 4.950% 11/15/31	2,045,000	1,923,363
MO Housing Development Commission
Series 2006, AMT, Guarantor: GNMA 4.750% 09/01/21	1,000,000	966,510
NC Housing Finance Agency
Series 1998, AMT, 5.250% 03/01/17	210,000	214,414
NM Mortgage Finance Authority
Series 1999 D-2, AMT, Guarantor: GNMA 6.750% 09/01/29	800,000	818,320
Series 2000 A-2, AMT, Insured: FHA 7.100% 09/01/30	215,000	220,532

	Par ($)	Value ($)
OK Housing Finance Agency
Series 1999 B-1, Guarantor: GNMA 6.800% 09/01/16	80,000	82,556
OR Department of Housing & Community Services
Series 1998 A, 5.150% 07/01/15	35,000	35,379
WA Housing Finance Commission
Series 2006 3-A, AMT, Guarantor: GNMA 5.000% 12/01/37	3,000,000	2,794,680
Single-Family Total		14,149,411
Housing Total		70,937,309
Industrials – 3.3%
Food Products – 0.4%
MI Strategic Fund
Imperial Sugar Co.: Series 1998 A, 6.250% 11/01/15	2,250,000	2,269,305
Series 1998 B, 6.450% 11/01/25	3,500,000	3,478,055
Series 1998 C, AMT, 6.550% 11/01/25	4,250,000	4,201,890
Food Products Total		9,949,250
Forest Products & Paper – 0.7%
FL Escambia County Environmental Improvement Revenue
International Paper Co., Series 2003 A, AMT, 5.750% 11/01/27	2,750,000	2,532,667
GA Rockdale County Development Authority
Visy Paper, Inc., Series 2007 A, AMT, 6.125% 01/01/34	2,000,000	1,978,240
IA Cedar Rapids
Weyerhaeuser Co., Series 1984, 9.000% 08/01/14	1,000,000	1,144,900
MS Lowndes County
Weyerhaeuser Co., Series 1992 A, 6.800% 04/01/22	2,470,000	2,639,294
NC Haywood County Industrial Facilities & Pollution Control Financing Authority
Champion International Paper Co., Series 1999, AMT, 6.400% 11/01/24	2,425,000	2,429,996

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
SC Georgetown County
International Paper Co., Series 2000 A, 5.950% 03/15/14	4,000,000	4,174,400
SC Richland County
International Paper Co., Series 2003, AMT, 6.100% 04/01/23	1,000,000	997,580
Forest Products & Paper Total		15,897,077
Manufacturing – 0.6%
AL McIntosh Industrial Development Board
CIBA Specialty Chemicals, Series 1998, 5.375% 06/01/28	1,000,000	951,210
IL Will-Kankakee Regional Development Authority
Flanders Corp., Series 1997, AMT, 6.500% 12/15/17	1,960,000	1,946,241
KS Wichita Airport Authority
Cessna Citation Service Center, Series 2002 A, AMT, 6.250% 06/15/32	5,000,000	5,021,200
MN Alexandria Industrial Development
Seluemed LLP, Series 1998, AMT, 5.850% 03/01/18	830,000	831,959
MO Development Finance Board
Procter & Gamble Co., Series 1999, AMT, 5.200% 03/15/29	4,385,000	4,491,511
MO St. Louis Industrial Development Authority
Anheuser-Busch Companies, Inc., Series 1991, 6.650% 05/01/16	1,400,000	1,646,526
Manufacturing Total		14,888,647
Metals & Mining – 0.0%
NV Department of Business & Industry
Wheeling-Pittsburgh Steel Corp., Series 1999 A, AMT, 8.000% 09/01/14 (f)	935,000	929,858
Metals & Mining Total		929,858
Oil & Gas – 1.3%
AZ Salt Verde Financial Corp.
Series 2007, 5.500% 12/01/29	6,000,000	5,845,080
GA Main Street Natural Gas, Inc.
Series 2007 A, 5.500% 09/15/26	7,500,000	7,118,100

	Par ($)	Value ($)
LA St. John Baptist Parish
Marathon Oil Co., Series 2007 A, 5.125% 06/01/37	12,750,000	11,973,142
NJ Middlesex County Pollution Control Authority
Amerada Hess Corp., Series 2004, 6.050% 09/15/34	1,140,000	1,137,640
TN Energy Acquisition Corp.
Series 2006, 5.250% 09/01/26	1,250,000	1,224,038
TX Texas City Industrial Development Corp.
Arco Pipeline Co., Inc., Series 1990, 7.375% 10/01/20	2,000,000	2,556,540
VI Virgin Islands Public Finance Authority
Hovensa LLC, Series 2003, AMT, 6.125% 07/01/22	2,975,000	2,972,025
Oil & Gas Total		32,826,565
Other Industrial Development Bonds – 0.3%
MI Strategic Fund Obligation Ltd.
NSF International, Series 2004, 5.250% 08/01/26	600,000	561,906
NJ Economic Development Authority
GMT Realty LLC, Series 2006 B, AMT, 6.875% 01/01/37	7,000,000	6,943,230
Other Industrial Development Bonds Total		7,505,136
Industrials Total		81,996,533
Other – 19.8%
Other – 0.0%
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B, 5.000% 12/01/15	1,100,000	1,116,764
Other Total		1,116,764
Pool/Bond Bank – 1.5%
FL Municipal Loan Council
Series 2000 A, Insured: MBIA (a) 04/01/21	1,000,000	542,610
MA Water Pollution Abatement Trust
Series 1999 A, 6.000% 08/01/17	10,000,000	11,851,900

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2006: 5.250% 08/01/24	4,000,000	4,489,120
5.250% 08/01/28 (c)	10,735,000	11,992,176
NJ Environmental Infrastructure Trust
Series 2007 C, 5.000% 09/01/18	980,000	1,086,330
NY Environmental Facilities
Series 2004, 5.000% 06/15/26	2,000,000	2,067,300
OH Water Development Authority
Water Pollution Control, Series 2005 B, 4.750% 06/01/25	5,000,000	5,143,950
Pool/Bond Bank Total		37,173,386
Refunded/Escrowed (g) – 17.0%
AZ Maricopa County Industrial Development Authority
Series 1984, Escrowed to Maturity, (a) 02/01/16	4,500,000	3,337,740
Windsor Housing, Series 1996 A, Escrowed to Maturity, 6.625% 07/01/26	2,750,000	2,756,902
AZ Pima County Industrial Development Authority
Series 1989, AMT, Escrowed to Maturity, 8.200% 09/01/21	12,370,000	16,426,370
CA Foothill Eastern Transportation Corridor Agency
Series 1995 A, Escrowed to Maturity, (a) 01/01/18	10,000,000	6,738,900
CA Morgan Hill Unified School District
Series 2002, Escrowed to Maturity, Insured: FGIC (a) 08/01/22	3,345,000	1,758,467
CA Palmdale Community Redevelopment Agency
Series 1986 A, AMT, Escrowed to Maturity, Insured: FHA 8.000% 03/01/16	3,000,000	3,907,800
Series 1986 D, AMT, Escrowed to Maturity, Insured: MBIA 8.000% 04/01/16	7,000,000	9,136,400
CA Perris Community Facilities District
Series 1991 2-90, Escrowed to Maturity, 8.750% 10/01/21	6,165,000	9,092,574

	Par ($)	Value ($)
CA Pomona
Series 1990 A, Escrowed to Maturity, Guarantor: GNMA 7.600% 05/01/23	9,235,000	11,812,673
CA Riverside County
Series 1998, AMT, Escrowed to Maturity, Guarantor: GNMA 8.300% 11/01/12	10,000,000	11,903,200
CA San Francisco Bay Area Transit Financing Authority
Series 1999 572, Pre-refunded 07/01/09, Insured: FGIC 5.500% 07/01/26	10,000,000	10,483,000
CO Highlands Ranch Metropolitan District No. 2
Series 1996, Escrowed to Maturity, Insured: FSA 6.500% 06/15/12	530,000	600,623
CO Mesa County
Series 1992, Escrowed to Maturity, (a) 12/01/11	5,905,000	5,305,465
CT Health & Educational Facility Authority
Manchester Memorial Hospital, Series 2000 A, Pre-refunded 07/01/10, Insured: RAD 6.000% 07/01/25	135,000	146,142
FL Capital Projects Finance Authority
Glenridge on Palmer Ranch, Series 2002 A, Pre-refunded 06/01/12, 8.000% 06/01/32	4,500,000	5,333,985
FL Highlands County Health Facilities Authority
Adventist Health Systems, Series 2003 D, Pre-refunded 11/15/13, 5.375% 11/15/35	3,450,000	3,807,558
FL Jacksonville Transportation Authority
Series 1985, Escrowed to Maturity, 9.200% 01/01/15	2,000,000	2,488,600
FL Melbourne
Series 2000 A, Escrowed to Maturity, Insured: FGIC (a) 10/01/19	600,000	370,548

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Mid-Bay Bridge Authority
Series 1991 A, Escrowed to Maturity, 6.875% 10/01/22	2,000,000	2,546,700
FL Orange County Health Facilities Authority
Orlando Regional Health Care System, Series 1996 A, Escrowed to Maturity, Insured: MBIA 6.250% 10/01/16	2,120,000	2,489,325
Series 1996 A, Escrowed to Maturity, Insured: MBIA 6.250% 10/01/16	55,000	64,077
FL Orlando Utilities Commission Water & Electric
Series 1989 D, Escrowed to Maturity, 6.750% 10/01/17	3,750,000	4,437,787
FL Seminole County
Series 1992, Escrowed to Maturity, Insured: MBIA 6.000% 10/01/19	1,030,000	1,192,750
FL Tampa Bay Water Utility Systems
Series 1999, Pre-refunded 10/01/11, 5.750% 10/01/29 (f)	3,000,000	3,285,900
GA Forsyth County Hospital Authority
Georgia Baptist Health Care System, Series 1998, Escrowed to Maturity, 6.000% 10/01/08	165,000	166,967
GA Fulton County Water & Sewer
Series 1992, Escrowed to Maturity, Insured: FGIC 6.375% 01/01/14	19,080,000	21,202,459
GA Municipal Electric Authority
Series 1991: Escrowed to Maturity, Insured: MBIA 6.600% 01/01/18	3,600,000	4,265,640
Pre-refunded to various dates, Insured: MBIA 6.600% 01/01/18	420,000	489,909
Series 1998 Y: Escrowed to Maturity, Insured: AMBAC 6.400% 01/01/13	55,000	60,896

	Par ($)	Value ($)
Pre-refunded 01/01/11, Insured: AMBAC 6.400% 01/01/13	10,000	10,944
ID Health Facilities Authority
IHC Hospitals, Inc., Series 1992, Escrowed to Maturity, 6.650% 02/15/21	6,000,000	7,522,260
IL Educational Facilities Authority
Educational Advancement Fund, Inc., Series 2002, Pre-refunded 05/01/12, 6.625% 05/01/17	4,500,000	5,128,650
IL Glendale Heights
Series 1985 B, Escrowed to Maturity, 7.100% 12/01/15	1,265,000	1,454,269
IL Metropolitan Pier & Exposition Authority
Series 1993 A, Escrowed to Maturity, Insured: FGIC (a) 06/15/13	8,750,000	7,357,437
Series 1996, Escrowed to Maturity, Insured: MBIA (a) 06/15/12	2,655,000	2,324,532
MA College Building Authority
Series 1999 A, Escrowed to Maturity, Insured: MBIA: (a) 05/01/19	7,710,000	4,859,073
(a) 05/01/20	7,750,000	4,618,612
MA Port Authority
Series 1999 C, Insured: FGIC, Pre-refunded 01/01/10, 5.750% 07/01/29 (f)	5,000,000	5,319,300
MA Turnpike Authority
Series 1993 A, Escrowed to Maturity, Insured: FGIC: 5.000% 01/01/20	12,665,000	13,778,127
5.125% 01/01/23	3,600,000	3,938,616
MA Water Resources Authority
Series 1992 A, Escrowed to Maturity, Insured: FGIC 6.500% 07/15/19	5,000,000	5,938,150

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MI State
525 Redevco, Inc., Series 2000, Escrowed to Maturity, Insured: AMBAC (a) 06/01/21	6,000,000	3,338,400
MN Dakota & Washington Counties Housing & Redevelopment Authority
Series 1988, AMT, Escrowed to Maturity, Guarantor: GNMA 8.150% 09/01/16	235,000	299,644
MN Moorhead
Series 1979, Escrowed to Maturity, Insured: FHA 7.100% 08/01/11	15,000	16,203
MN University of Minnesota
Series 1996 A, Escrowed to Maturity, 5.500% 07/01/21	1,000,000	1,132,960
MN Western Minnesota Municipal Power Agency
Series 1983 A, Escrowed to Maturity, Insured: MBIA 9.750% 01/01/16	1,000,000	1,372,960
NC Eastern Municipal Power Agency
Series 1987 A, Pre-refunded 01/01/22, 4.500% 01/01/24	1,750,000	1,798,125
Series 1991 A, Escrowed to Maturity: 5.000% 01/01/21	8,735,000	9,395,541
6.500% 01/01/18	5,815,000	7,124,015
NC Medical Care Commission
DePaul Community Facilities, Inc., Series 1999, Pre-refunded 11/01/09, 7.625% 11/01/29	2,025,000	2,186,717
NE Omaha Public Power District
Series 1992 B, Escrowed to Maturity, 6.200% 02/01/17	1,600,000	1,840,432
NJ Highway Authority
Series 1971, Escrowed to Maturity, 6.500% 01/01/11	371,000	391,898
NJ Tobacco Settlement Financing Corp.
Series 2003, Pre-refunded 06/01/13, 6.750% 06/01/39	6,165,000	7,156,394

	Par ($)	Value ($)
NJ Transportation Trust Fund Authority
Series 1995 B, Escrowed to Maturity, Insured: MBIA 7.000% 06/15/12	10,135,000	11,685,452
Series 2003 C, Pre-refunded 06/15/13, 5.500% 06/15/23	1,000,000	1,111,410
NJ Turnpike Authority
Series 1991 C, Escrowed to Maturity, Insured: MBIA 6.500% 01/01/16	11,000,000	12,745,590
Series 2005 C, Escrowed to Maturity, Insured: MBIA 6.500% 01/01/16	965,000	1,118,136
NV Henderson
Catholic Healthcare West, Series 1999 A, Pre-refunded 07/01/10, 6.750% 07/01/20	520,000	570,580
NY Long Island Power Authority
Series A, Escrowed to Maturity 5.250% 12/01/14	2,000,000	2,243,600
NY New York City Municipal Water Finance Authority
Series 1999 A, Pre-refunded 06/15/09, 5.500% 06/15/32 (f)(h)	10,000,000	10,477,400
NY Triborough Bridge & Tunnel Authority
Series 1992 Y, Escrowed to Maturity, 6.125% 01/01/21	14,000,000	16,772,560
Series 1992, Escrowed to Maturity, Insured: CAP 6.125% 01/01/21	7,000,000	8,386,280
OH Hilliard School District
Series 1995 A, Escrowed to Maturity, Insured: FGIC (a) 12/01/12	2,505,000	2,163,944
PA Cambria County Industrial Development Authority
Beverly Enterprises, Series 1987, Escrowed to Maturity, 10.000% 06/18/12	800,000	922,144
PA Commonwealth of Pennsylvania
Series 2002, Pre-refunded 05/01/12 5.500% 05/01/16	1,000,000	1,093,050

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PA Convention Center Authority
Series 1989 A, Escrowed to Maturity, Insured: FGIC 6.000% 09/01/19	14,010,000	16,535,583
PA Pottstown Boro Authority
Sewer Revenue, Series 1991, Escrowed to Maturity, Insured: FGIC (a) 11/01/16	1,000,000	720,480
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 1998 A, Economically Defeased to Maturity, Insured: AMBAC 5.125% 06/01/24	3,000,000	3,227,670
Series 2002 E, Escrowed to Maturity, 6.000% 08/01/26	2,700,000	3,159,702
PR Commonwealth of Puerto Rico
Series 2006 A, Pre-refunded 07/01/16, 5.250% 07/01/30	1,235,000	1,398,106
SC Piedmont Municipal Power Agency
Series 1993, Escrowed to Maturity: Insured: AMBAC (a) 01/01/13 9,800,000 8,019,830 Insured: MBIA 5.375% 01/01/25	3,960,000	4,438,645
Series 1998, Escrowed to Maturity: Insured: AMBAC (a) 01/01/13	9,700,000	7,012,227
Insured: MBIA 5.375% 01/01/25	435,000	485,438
TN Maury County Industrial Development Board
Occidental Petroleum Corp., Series 2001 A, AMT, Pre-refunded 08/01/11 6.250% 08/01/18	4,000,000	4,350,880
TX Harris Country Health Facilities Development Corp.
Christus Health, Series 1999 A, Pre-refunded 07/01/09, Insured: MBIA 5.375% 07/01/19 (f)(h)	18,000,000	18,804,960
TX Houston Water & Sewer System
Series 2002 A, Pre-refunded 12/01/12 5.000% 12/01/30	3,000,000	3,239,550

	Par ($)	Value ($)
Series 1998 A, Escrowed to Maturity, Insured: FSA: (a) 12/01/19	26,955,000	16,414,247
(a) 12/01/23	2,515,000	1,216,556
TX Municipal Power Agency
Series 1989, Escrowed to Maturity, Insured: AMBAC (a) 09/01/11	575,000	522,135
Series 1993, Escrowed to Maturity, Insured: MBIA (a) 09/01/15	185,000	141,100
TX Research Laboratory Commission Finance Authority
Superconducting Super Collider, Series 1991, Escrowed to Maturity, 6.950% 12/01/12	7,600,000	8,377,860
UT Provo
Series 1980, Escrowed to Maturity, 10.125% 04/01/15	1,255,000	1,567,508
UT Utah County Hospital Revenue
IHC Health Services, Inc., Series 1997, Escrowed to Maturity, Insured: MBIA 5.250% 08/15/26	2,500,000	2,513,425
VA Tobacco Settlement Financing Corp.
Series 2005, Pre-refunded to various dates, beginning 06/01/12 5.500% 06/01/26	5,000,000	5,539,950
Refunded/Escrowed Total		420,888,614
Tobacco – 1.3%
CA Golden State Tobacco Securitization Corp.
Series 2007 A-1, 5.000% 06/01/33	2,500,000	2,077,125
MI Tobacco Settlement Finance Authority
Series 2007 A, 6.000% 06/01/34	2,500,000	2,271,650
NJ Tobacco Settlement Financing Corp.
Series 2007 1-A: 4.500% 06/01/23	1,845,000	1,654,688
4.625% 06/01/26	11,900,000	9,998,023
5.000% 06/01/29	7,500,000	6,258,375
NY TSASC, Inc.
Series 2006 1, 5.000% 06/01/26	2,000,000	1,840,720

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
OH Buckeye Tobacco Settlement Financing Authority
Series 2007 A-2, 5.750% 06/01/34	5,000,000	4,352,700
WI Badger TOB Asset Securitization Corp.
Series 2002, 5.750% 06/01/12	2,450,000	2,520,389
Tobacco Total		30,973,670
Other Total		490,152,434
Other Revenue – 1.8%
Hotels – 0.3%
MA Boston Industrial Development Financing Authority
Crosstown Center Hotel LLC, Series 2002, AMT, 6.500% 09/01/35	2,930,000	2,676,467
NJ Middlesex County Improvement Authority
Heldrich Associates LLC: Series 2005 B, 6.250% 01/01/37 4,000,000 3,435,080 Series 2005 C, 8.750% 01/01/37	1,500,000	1,380,165
Hotels Total		7,491,712
Recreation – 1.5%
CA Agua Caliente Band Cahuilla Indians
Series 2003, 6.000% 07/01/18	1,750,000	1,792,158
CA Cabazon Band Mission Indians
Series 2004: 8.375% 10/01/15 (f)	1,920,000	1,990,541
8.750% 10/01/19 (f)	7,680,000	8,014,310
CO Metropolitan Football Stadium District
Series 1999 A, Insured: MBIA (a) 01/01/11	3,650,000	3,367,453
CT Mashantucket Western Pequot Tribe
Series 2006, 5.500% 09/01/36 (f)	1,500,000	1,356,975
Series 2007 A, 5.750% 09/01/34	6,500,000	5,859,165
FL Seminole Indian Tribe
Series 2007 A, 5.250% 10/01/27 (f)	6,750,000	6,117,525
NY Seneca Nation Indians Capital Improvements Authority
Series 2007 A, 5.000% 12/01/23 (f)	1,000,000	867,670
OK Chickasaw Nation
Series 2007, 6.000% 12/01/25 (f)	5,000,000	4,983,900

	Par ($)	Value ($)
OR Cow Creek Band Umpqua Tribe of Indians
Series 2006 C, 5.625% 10/01/26 (f)	3,500,000	3,139,885
Recreation Total		37,489,582
Other Revenue Total		44,981,294
Resource Recovery – 0.3%
Disposal – 0.1%
NV Department of Business & Industry
Republic Services, Inc., Series 2003, AMT, 5.625% 12/01/26	2,000,000	1,909,460
Disposal Total		1,909,460
Resource Recovery – 0.2%
FL Palm Beach County Solid Waste Authority
Series 1998 A, Insured: AMBAC (a) 10/01/12	1,855,000	1,594,539
MA Industrial Finance Agency
Ogden Haverhill Associates, Series 1998 A, AMT, 5.400% 12/01/11	3,300,000	3,310,692
Resource Recovery Total		4,905,231
Resource Recovery Total		6,814,691
Tax-Backed – 35.6%
Local Appropriated – 2.3%
CA Los Angeles County Schools
Series 1999 A, Insured: AMBAC (a) 08/01/22	2,180,000	1,084,310
IL Chicago Board of Education
Series 1992 A, Insured: MBIA: 6.000% 01/01/16	5,000,000	5,768,750
6.000% 01/01/20	8,000,000	8,975,520
6.250% 01/01/15	12,900,000	14,283,009
IN Crown Point School Building Corp.
Series 2000, Insured: MBIA (a) 01/15/19	8,165,000	5,030,947
IN Noblesville Redevelopment Authority
Series 2006 A, 5.250% 08/01/25	2,000,000	2,021,020
MN Hibbing Economic Development Authority
Series 1997, 6.400% 02/01/12	500,000	500,420

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MO St. Louis Industrial Development Authority
St. Louis Convention Center, Series 2000, Insured: AMBAC (a) 07/15/18	2,000,000	1,232,980
SC Scago Educational Facilities Corp. for Spartanburg School District No. 5
Series 2005, Insured: FSA 4.600% 04/01/22	8,885,000	9,070,874
TX Houston Independent School District
Series 1998 A, Insured: AMBAC: (a) 09/15/14	3,885,000	3,035,972
(a) 09/15/18	3,885,000	2,438,498
(a) 09/15/20	3,885,000	2,160,837
Series 1998 B, Insured: AMBAC (a) 09/15/15	2,000,000	1,488,520
Local Appropriated Total		57,091,657
Local General Obligations – 10.3%
AK North Slope Borough
Series 2000 B, Insured: MBIA (a) 06/30/11	15,000,000	13,523,100
Series 2001 A, Insured: MBIA (a) 06/30/12	23,000,000	19,810,130
AZ Tucson
Series 1994 G, Insured: FGIC 7.625% 07/01/14	3,140,000	3,812,682
CA Alvord Unified School District
Series 2002 A, Insured: MBIA 5.900% 02/01/19	1,975,000	2,260,486
CA Benicia Unified School District
Series 1997 A, Insured: FGIC (a) 08/01/21	5,955,000	3,032,703
CA Clovis Unified School District
Series 2004 A, Insured: FGIC (a) 08/01/20	7,000,000	3,902,220
CA Corona-Norco Unified School District
Series 2001 C, Insured: FGIC (a) 09/01/18	1,390,000	857,519

	Par ($)	Value ($)
CA Fresno Unified School District
Series 2002 A, Insured: MBIA 6.000% 02/01/19	1,000,000	1,063,110
CA Golden West School Authority
Series 1999 A, Insured: MBIA: (a) 08/01/14	3,980,000	3,135,563
(a) 08/01/15	1,500,000	1,124,850
CA Los Angeles Unified School District
Series 2007: 5.000% 07/01/19 1,000,000 1,088,640 Insured: FSA 5.000% 07/01/21	5,000,000	5,357,900
CA Modesto High School District
Series 2002 A, Insured: FGIC (a) 08/01/17	2,500,000	1,645,600
CA Norwalk Louisiana Mirada California Unified School District
Series 2005 B, (a) 08/01/23	9,790,000	4,440,646
CA San Juan Unified School District
Series 2001, Insured: FSA: (a) 08/01/17	1,525,000	1,031,190
(a) 08/01/18	1,785,000	1,140,240
CA San Ysidro School District
Series 2005 D, Insured: FGIC (a) 08/01/23	2,330,000	1,049,083
CA Vallejo City Unified School District
Series 2002 A, Insured: MBIA 5.900% 02/01/20	1,000,000	1,058,790
CA West Contra Costa Unified School District
Series 2001 B, Insured: MBIA 6.000% 08/01/24	2,320,000	2,534,438
CA Yuba City Unified School District
Series 2000, Insured: FGIC (a) 09/01/18	1,160,000	711,335
CO El Paso County School District No. 11
Series 1996, 7.100% 12/01/16	2,105,000	2,606,916
CO Highlands Ranch Metropolitan District No. 2
Series 1996, Insured: FSA 6.500% 06/15/12	470,000	531,438

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
IL Champaign County
Series 1999, Insured: FGIC: 8.250% 01/01/20	1,015,000	1,380,024
8.250% 01/01/23	1,420,000	1,971,826
IL Chicago Board of Education
Series 1998 B-1, Insured: FGIC: (a) 12/01/10	3,905,000	3,635,945
(a) 12/01/21	8,000,000	4,150,160
(a) 12/01/22	25,200,000	12,347,496
Series 2005 A, Insured: AMBAC 5.500% 12/01/22	4,750,000	5,322,090
IL Chicago
Series 1998, 5.250% 01/01/28	2,000,000	2,041,760
Series 1999, Insured: FGIC: (a) 01/01/14	2,000,000	1,597,800
5.500% 01/01/23	9,750,000	10,839,465
IL Coles & Cumberland Counties Unified School District
Series 2000, Insured: FSA (a) 12/01/12	3,030,000	2,593,226
IL Cook County High School District No. 209-Provisional Township
Series 2004, Insured: FSA 5.000% 12/01/15	1,750,000	1,923,950
IL Cook County School District No. 102
Series 2001, Insured: FGIC (a) 12/01/20	3,065,000	1,661,077
IL De Kalb County Community Unified School District No. 424
Series 2001, Insured: AMBAC: (a) 01/01/20	2,575,000	1,481,269
(a) 01/01/21	2,675,000	1,449,155
IL Du Page County Community High School District No. 99
Series 1998, Insured: FSA (a) 12/01/11	1,280,000	1,144,102
IL Du Page County
Series 1993, 5.600% 01/01/21	2,565,000	2,841,071
IL Kane & De Kalb Counties Community Unit School District No. 302
Series 2004, Insured: FGIC (a) 02/01/21	3,165,000	1,672,164

	Par ($)	Value ($)
IL Lake County School District No. 56
Series 1997, Insured: FGIC 9.000% 01/01/17	10,440,000	14,219,489
IL Will County Forest Preservation District
Series 1999 B, Insured: FGIC (a) 12/01/16	1,000,000	686,390
IL Will County School District No. 114
Series 2005 C, Insured: FGIC (a) 12/01/23	2,130,000	924,058
IL Will County United School District No. 365-UVY
Series 1999 B, Insured: FSA (a) 11/01/18	3,370,000	2,133,042
KS Wyandotte County School District No. 500
Series 2005, Insured: FSA 5.250% 09/01/20	1,000,000	1,119,360
KS Wyandotte County
Series 1998, Insured: MBIA 4.500% 09/01/28	2,900,000	2,780,665
LA New Orleans
Series 1991, Insured: AMBAC (a) 09/01/12	6,250,000	5,313,687
MI Detroit City School District
Series 2005 A, 5.000% 05/01/17	2,500,000	2,693,100
Series 2005 A, Insured: FSA 5.250% 05/01/30	10,000,000	11,037,900
MI Holland School District
Series 1992, Insured: AMBAC (a) 05/01/17	1,190,000	806,237
MI Paw Paw Public School District
Series 1998, Insured: FGIC 5.000% 05/01/25	1,020,000	1,079,915
MI Redford Unified School District
Series 1997, Insured: AMBAC 5.000% 05/01/22	650,000	700,096
MI St. John's Public School
Series 1998, Insured: FGIC 5.100% 05/01/25	1,790,000	1,916,195

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MO Independence School District
Series 1991, 6.250% 03/01/11	545,000	575,318
NE Omaha Convention Center/Arena
Series 2004, 5.250% 04/01/23	5,000,000	5,616,300
NH Manchester School Facilities Revenue
Series 2004, Insured: MBIA 5.500% 06/01/22	2,000,000	2,268,600
NJ Washington Township Board of Education Mercer County
Series 2005, Insured: FSA 5.250% 01/01/27	1,410,000	1,562,929
NV Clark County School District
Series 2004 A, 5.000% 06/15/15	2,000,000	2,166,940
NY State
Series 2007 M, 5.000% 04/01/22	2,000,000	2,066,480
OH Adams County Ohio Valley Local School District
Series 1995, Insured: MBIA 7.000% 12/01/15	3,000,000	3,487,650
OH City School District,
Series 2006, 5.250% 12/01/30	1,000,000	1,089,050
OH Cuyahoga County
Series 1993 A, Insured: MBIA (a) 10/01/12	1,000,000	861,790
OH Dublin City School District
Series 1997, Insured: MBIA (a) 12/01/11	900,000	805,842
OH Gahanna-Jefferson City School District
Series 1993, Insured: AMBAC (a) 12/01/11	795,000	709,371
OH Kings Local School District
Series 1995, Insured: FGIC 7.500% 12/01/16	2,110,000	2,526,620
OH Pickerington Local School District
Series 2001, Insured: FGIC: (a) 12/01/14	2,000,000	1,538,320
(a) 12/01/15	1,500,000	1,097,730
(a) 12/01/16	1,340,000	925,136

	Par ($)	Value ($)
OH River Valley Local School District
School Facilities Construction & Improvement, Series 2001, Insured: FSA 5.250% 11/01/23	500,000	556,720
OR Clackamas County School District No. 108
Series 2005, Insured: FSA 5.500% 06/15/24	1,130,000	1,290,200
OR Linn County Community School District No. 9
Series 2005, Insured: FGIC 5.500% 06/15/30	1,435,000	1,612,696
PA Cornwall-Lebanon School District
Series 2001, Insured: FSA (a) 03/15/18	3,020,000	1,966,050
PA Westmoreland County Municipal Authority
Series 2000 A, Insured: MBIA (a) 06/01/13	3,000,000	2,505,030
TX Brazosport Independent School District
Series 2003 C, Guarantor: PSFG 5.000% 02/15/16	1,150,000	1,231,236
TX Dallas County Flood Control District
Series 2002, 7.250% 04/01/32	7,500,000	7,725,675
TX Galveston County
Series 2001, Insured: FGIC (a) 02/01/20	1,510,000	847,623
TX Harris County
Series 2002, Insured: MBIA (a) 08/15/19	8,000,000	4,807,280
TX Hurst Euless Bedford Independent School District
Series 1998, Guarantor: PSFG 4.500% 08/15/25	16,000,000	15,998,400
TX North East Independent School District
Series 1999, Guarantor: PSFG 4.500% 10/01/28	930,000	912,925
WA Clark County School District No. 37
Series 2001 C, Insured: FGIC: (a) 12/01/16	3,000,000	2,093,730
(a) 12/01/20	6,150,000	3,373,951

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
WA King & Snohomish Counties School District No. 417
Series 1998 B, Insured: FGIC: (a) 06/15/14	1,800,000	1,409,670
(a) 06/15/16	3,315,000	2,332,931
Local General Obligations Total		255,143,486
Special Non-Property Tax – 7.0%
AL Jefferson County
Series 2004 A, 5.250% 01/01/19	2,790,000	2,617,215
FL Tampa Sports Authority
Series 1995, Insured: MBIA 5.750% 10/01/25	2,500,000	2,708,925
FL Tampa
Series 1996, Insured: AMBAC (a) 04/01/21	900,000	488,349
GA Metropolitan Atlanta Rapid Transit Authority
Series 1992 P, Insured: AMBAC 6.250% 07/01/20	6,000,000	6,961,560
IL Metropolitan Pier & Exposition Authority
Series 1993 A, Insured: FGIC: (a) 06/15/13	11,640,000	9,689,020
(a) 06/15/16	3,750,000	2,693,625
Series 1996 A, Insured: MBIA: (a) 06/15/12	2,345,000	2,040,924
(a) 12/15/12	8,850,000	7,560,378
Series 2002 B, Insured: MBIA 5.000% 06/15/21	3,000,000	3,110,730
IL Sales Tax Revenue
Series 2002, Insured: FGIC 6.000% 06/15/23	4,000,000	4,684,120
MA Bay Transportation Authority
Series 2005 A, 5.000% 07/01/25	3,000,000	3,271,230
Series 2005 B, Insured: MBIA: 5.500% 07/01/26	1,500,000	1,718,475
5.500% 07/01/29	2,000,000	2,288,240
Series 2006 A, 5.250% 07/01/29	3,185,000	3,549,714
NJ Economic Development Authority
Cigarette Tax, Series 2004, 5.500% 06/15/31	775,000	744,109

	Par ($)	Value ($)
NY Dormitory Authority
Series 2005 B, Insured: AMBAC 5.500% 03/15/29	2,030,000	2,302,122
Series B, Insured: AMBAC: 5.500% 03/15/27	11,240,000	12,731,436
5.500% 03/15/30	6,040,000	6,836,555
NY Local Government Assistance Corp.
Series 1993 E: Insured: AMBAC 5.250% 04/01/16 (c) 10,000,000 10,931,200 Insured: MBIA 5.000% 04/01/21	3,655,000	3,904,417
NY New York City Transitional Finance Authority
Series 2002 A, 5.500% 11/01/26 (d)	5,000,000	5,315,100
NY Sales Tax Asset Receivables Corp.
Series 2004 A, Insured: AMBAC 5.000% 10/15/32	3,950,000	4,064,826
OH Hamilton County Sales Tax Revenue
Series 2000 B, Insured: AMBAC (a) 12/01/20	2,000,000	1,106,640
PR Commonwealth of Puerto Rico Convention Center Authority
Series 2006, Insured: AMBAC 5.000% 07/01/20	3,000,000	3,079,140
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1996 Y, Insured: MBIA 6.250% 07/01/12	3,000,000	3,288,720
Series 1996 Z, Insured: FSA 6.000% 07/01/18	10,000,000	11,516,100
Series 2002 E, Insured: FSA 5.500% 07/01/14	10,000,000	10,949,700
Series 2005 L, Insured: MBIA 5.250% 07/01/35	5,000,000	5,260,650
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 A, Insured: FGIC 5.500% 07/01/24	4,000,000	4,111,920
Series 2005 C: 5.500% 07/01/27	1,000,000	1,075,090

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Insured: AMBAC: 5.500% 07/01/25	1,955,000	2,087,275
5.500% 07/01/26	2,000,000	2,142,760
TX Harris County Houston Sports Authority
Series 2001 A, Insured: MBIA: (a) 11/15/14	3,905,000	2,952,805
(a) 11/15/15	3,975,000	2,849,797
(a) 11/15/16	4,040,000	2,733,585
TX Houston Hotel Occupancy
Series 2001 B, Insured: AMBAC (a) 09/01/17	2,000,000	1,314,580
UT Transit Authority Sales Tax Revenue
Series 2006 C, Insured: FSA 5.250% 06/15/29	10,000,000	10,848,900
VA Peninsula Town Center Community Development Authority
Series 2007, 6.250% 09/01/24	2,375,000	2,258,625
WA Central Puget Sound Regional Transportation Authority
Series 1998, Insured: FGIC 5.250% 02/01/21	4,500,000	4,955,175
Special Non-Property Tax Total		172,743,732
Special Property Tax – 1.1%
CA Huntington Beach Community Facilities District
Grand Coast Resort, Series 2001-1, 6.450% 09/01/31	1,850,000	1,892,587
FL Double Branch Community Development District
Series 2002 A, 6.700% 05/01/34	1,335,000	1,370,151
FL Heritage Palms Community Development District
Series 1999 A, 6.750% 05/01/21	100,000	100,268
FL Lexington Oaks Community Development District
Series 1998 A, 6.125% 05/01/19	460,000	467,949
FL Maple Ridge Community Development District
Series 2000 A, 7.150% 05/01/31	180,000	186,129
FL Orlando
Conroy Road Interchange, Series 1998 A, 5.800% 05/01/26	300,000	283,395
FL Tolomato Community Development District
Series 2007, 6.550% 05/01/27	3,500,000	3,360,700

	Par ($)	Value ($)
FL Village Center Community Development District
Series 1998 A, Insured: MBIA 5.500% 11/01/12	750,000	823,042
FL Waterset North Community Development District
Series 2007 A, 6.600% 05/01/39 (f)	3,000,000	2,750,250
FL Westchester Community Development District No. 1
Series 2003, 6.000% 05/01/23	2,290,000	2,041,100
IL Sports Facilities Authority
Series 2001, Insured: AMBAC (a) 06/15/18	4,000,000	2,539,760
IN Portage
Series 2006, 5.000% 01/15/27	410,000	374,223
NY Industrial Development Agency
Yankee Stadium Series 2006, 5.000% 03/01/46	2,000,000	1,902,020
OH Hickory Chase Community Authority
Series 2008, 6.750% 12/01/27	6,165,000	6,164,938
OH Toledo-Lucas County Port Authority
Series 2007, 5.400% 11/01/36	4,000,000	3,783,560
Special Property Tax Total		28,040,072
State Appropriated – 5.8%
IN Office Building Commission
Series 1995 B, Insured: AMBAC 6.250% 07/01/16	8,000,000	9,035,920
NJ Economic Development Authority
Series 2005 K, Insured: FGIC 5.250% 12/15/21	2,000,000	2,193,460
Series 2005 N-1: Insured: FGIC 5.500% 09/01/27	5,000,000	5,577,150
Insured: FSA 5.500% 09/01/25	13,990,000	15,963,849
NJ Transportation Trust Fund Authority
Series 1995 B, Insured: MBIA 7.000% 06/15/12	16,865,000	19,265,227
Series 1999 A: 5.750% 06/15/18	5,000,000	5,803,900
5.750% 06/15/20	4,150,000	4,780,592

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2001 C, Insured: FSA 5.500% 12/15/15	1,685,000	1,909,408
Series 2006 A, 5.500% 12/15/23	3,000,000	3,375,840
NY Dormitory Authority
Series 1990 A, 7.500% 05/15/13	8,000,000	9,521,040
Series 1993 A: Insured: CGIC 6.000% 07/01/20	6,140,000	7,146,346
Insured: FGIC 5.875% 05/15/17	28,240,000	32,038,562
Insured: FSA 5.500% 05/15/19	2,350,000	2,654,208
Series 1993, 6.000% 07/01/20	13,350,000	15,431,665
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A, 5.750% 08/01/27	1,000,000	1,014,040
UT Building Ownership Authority
Series 1998 C, Insured: FSA 5.500% 05/15/19	3,450,000	3,854,582
VA Port Authority
Series 2003, AMT, Insured: MBIA 5.250% 07/01/16	1,505,000	1,560,444
WV Building Commission
Series 1998 A, Insured: AMBAC 5.375% 07/01/21	3,215,000	3,525,891
State Appropriated Total		144,652,124
State General Obligations – 9.1%
CA State
Series 2002, Insured: AMBAC: 6.000% 04/01/16	3,000,000	3,448,530
6.000% 04/01/17	2,500,000	2,880,000
6.000% 04/01/18	3,000,000	3,462,660
Series 2003, 5.250% 02/01/23	5,000,000	5,316,100
Series 2004, 5.000% 02/01/22	2,000,000	2,049,420
Series 2007: 4.500% 08/01/30	45,000,000	42,405,750
5.000% 12/01/37	8,500,000	8,486,995
Series 2008, 5.250% 03/01/38	11,500,000	11,772,320

	Par ($)	Value ($)
FL Board of Education
Series 1985, 9.125% 06/01/14	1,735,000	2,025,960
FL State
Series 2002, 5.000% 07/01/23	4,425,000	4,624,612
IL State
Series 2001, Insured: FGIC 6.000% 11/01/26	3,000,000	3,489,360
Series 2004 A, 5.000% 03/01/34	3,000,000	3,050,730
MA Bay Transportation Authority
Series 1992 B, Insured: MBIA 6.200% 03/01/16	3,825,000	4,365,320
Series 1994 A: 7.000% 03/01/14 3,150,000 3,675,735 Insured: FSA 7.000% 03/01/19	2,500,000	3,054,650
MA State
Series 2004 A, Insured: AMBAC 5.250% 08/01/21	9,675,000	10,781,239
Series 2006 B, Insured: FSA 5.250% 09/01/25	5,000,000	5,593,600
NV State
Series 1992 A, 6.800% 07/01/12	60,000	60,219
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2002 F, 5.250% 07/01/20	2,000,000	2,024,020
Series 2007, 6.250% 07/01/31	32,000,000	35,835,840
PR Commonwealth of Puerto Rico
Aqueduct & Sewer Authority, Series 2001, Insured: FSA 5.500% 07/01/17	10,000,000	11,084,700
Series 1996 B, Insured: AMBAC 6.500% 07/01/15	2,650,000	3,020,099
Series 2004 A, 5.250% 07/01/21	3,000,000	3,011,490
Series 2006 A, 5.250% 07/01/30	765,000	759,033
TX Public Finance Authority
Series 1997, (a) 10/01/13	4,000,000	3,304,800

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
WA State
Series 1990 A, 6.750% 02/01/15	12,700,000	14,570,964
Series 1992-93 A, 5.750% 10/01/12	2,955,000	3,162,027
Series 2000 S-5, Insured: FGIC (a) 01/01/19	5,000,000	3,102,250
Series 2007 D, 4.500% 01/01/30	24,470,000	23,907,190
State General Obligations Total		224,325,613
Tax-Backed Total		881,996,684
Transportation – 7.5%
Air Transportation – 0.6%
CO Denver City & County Special Facility Authority
United Airlines, Inc., Series 2007, AMT, 5.250% 10/01/32	5,000,000	3,439,550
IN Indianapolis Airport Authority
Fed Ex Corp., Series 2004, AMT, 5.100% 01/15/17	4,000,000	3,880,360
NJ Economic Development Authority
Continental Airlines, Inc., Series 1999, AMT: 6.250% 09/15/19	1,300,000	1,118,091
6.250% 09/15/29	2,000,000	1,606,700
6.400% 09/15/23	4,000,000	3,378,480
NY Industrial Development Agency
American Airlines, Inc., Series 2005, 7.625% 08/01/25	1,000,000	941,260
Air Transportation Total		14,364,441
Airports – 0.8%
FL Miami-Dade County
Series 2002, AMT, Insured: FGIC 5.750% 10/01/20	2,095,000	2,122,193
MA Port Authority
Series 1999 D, AMT, Insured: FGIC 6.000% 07/01/29 (f)	5,000,000	5,105,050
MO St. Louis Airport Revenue
Series 2005, Insured: MBIA 5.500% 07/01/27	4,000,000	4,284,880
Series 2007, 5.000% 07/01/20	1,500,000	1,567,320

	Par ($)	Value ($)
TX Dallas-Fort Worth International Airport Facilities Improvement Corp.
Series 2003 A, AMT, Insured: AMBAC 5.500% 11/01/15	3,210,000	3,387,674
WA Seattle Port
Series 1999 B, AMT, Insured: FGIC 5.500% 09/01/13	3,885,000	4,044,246
Airports Total		20,511,363
Toll Facilities – 4.8%
CA San Joaquin Hills Transportation Corridor Agency
Series 1997 A, Insured: MBIA (a) 01/15/14	14,450,000	11,436,164
CO E-470 Public Highway Authority
Series 1997 B, Insured: MBIA: (a) 09/01/11	17,685,000	15,740,534
(a) 09/01/22	6,515,000	3,030,387
Series 2000 B, Insured: MBIA (a) 09/01/18	18,600,000	11,068,674
CT San Joaquin Hills Transportation Corridor Agency
Series 1997 A, (a) 01/15/12	2,500,000	2,184,925
MA Turnpike Authority
Series 1997 A, Insured: MBIA (a) 01/01/24	7,000,000	3,261,790
Series 1997 C, Insured: MBIA: (a) 01/01/18	4,700,000	3,090,908
(a) 01/01/20	17,000,000	9,912,870
NJ Turnpike Authority
Series 1991 C: Insured: FSA 6.500% 01/01/16	8,500,000	9,860,085
Insured: MBIA 6.500% 01/01/16	2,840,000	3,275,684
Series 2004 C-2, Insured: AMBAC 5.500% 01/01/25	2,500,000	2,789,875
Series 2005, Insured: FSA 5.250% 01/01/30	2,000,000	2,205,700
NY Triborough Bridge & Tunnel Authority
Series 2002, Insured: MBIA 5.500% 11/15/20	6,800,000	7,665,368

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
OH Turnpike Commission
Series 1998 A, Insured: FGIC 5.500% 02/15/24	7,000,000	7,815,430
TX Turnpike Authority
Series 2002 A, Insured: AMBAC: (a) 08/15/16	7,000,000	4,820,340
(a) 08/15/18	10,000,000	6,109,200
(a) 08/15/19	10,330,000	5,948,014
VA Richmond Metropolitan Authority
Series 1998, Insured: FGIC 5.250% 07/15/22	7,800,000	8,534,604
Toll Facilities Total		118,750,552
Transportation – 1.3%
IL Regional Transportation Authority
Series 1994 C, Insured: FGIC 7.750% 06/01/20	5,000,000	6,436,100
NV Department of Business & Industry
Las Vegas Monorail Co., Series 2000: 7.375% 01/01/30	1,650,000	541,646
7.375% 01/01/40	3,750,000	1,230,600
NY Metropolitan Transportation Authority
Series 2007 B, 5.000% 11/15/23	1,000,000	1,035,030
Series 2007 A, Insured: FSA 5.000% 11/15/33	12,000,000	12,401,760
Series 2007 B, 5.000% 11/15/24	6,820,000	7,032,443
OH Toledo-Lucas County Port Authority
Series 1992, 6.450% 12/15/21	3,950,000	4,250,042
Transportation Total		32,927,621
Transportation Total		186,553,977
Utilities – 13.2%
Independent Power Producers – 0.6%
NY Port Authority of New York & New Jersey
KIAC Partners, Series 1996 IV, AMT, 6.750% 10/01/19	7,000,000	7,012,320
NY Suffolk County Industrial Development Agency
Nissequogue Cogeneration Partners Facilities, Series 1998, AMT, 5.500% 01/01/23	7,800,000	7,175,298
Independent Power Producers Total		14,187,618

	Par ($)	Value ($)
Investor Owned – 2.1%
AZ Pima County Industrial Development Authority
Tucson Electric Power Co., Series 1997 A, AMT, 6.100% 09/01/25	2,000,000	1,999,980
CA Statewide Communities Development Authority
Southern California Edison Co., Series 2006 A, 4.100% 04/01/28	2,500,000	2,472,350
IN Development Finance Authority
Series 1999, AMT, 5.950% 08/01/30	5,000,000	5,019,350
IN Petersburg
Series 1995 C, AMT, 5.950% 12/01/29	5,000,000	4,887,400
MA Development Finance Agency
Dominion Energy Brayton, Series 2006, AMT, 5.000% 02/01/36	3,000,000	2,728,500
MI Strategic Fund
Detroit Edison Co., Series 1991 BB, Insured: AMBAC 7.000% 05/01/21	2,505,000	3,005,900
NY Energy & Research Development Authority
Brooklyn Union Gas Co., Series 1993, 8.193% 04/01/20 (d)	13,000,000	13,573,040
TX Brazos River Authority Pollution Control Revenue
TXU Energy Co. LLC: Series 1999 B, AMT, 6.750% 09/01/34	12,455,000	12,203,534
Series 2003 A, AMT, 6.750% 04/01/38	1,900,000	1,861,639
TX Sabine River Authority Pollution Control Revenue
Series 2001 C, 5.200% 05/01/28	3,000,000	2,292,210
WY Lincoln County Environmental Improvement
Pacificorp, Series 1995, AMT, 4.125% 11/01/25	2,500,000	2,520,600
Investor Owned Total		52,564,503
Joint Power Authority – 4.3%
AZ Salt River Project Agricultural Improvement & Power District
Series 2006 A, 5.000% 01/01/37	5,000,000	5,126,650
GA Monroe County Development Authority
Oglethorpe Power Corp., Series 1992, 6.800% 01/01/11	2,000,000	2,166,800

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
GA Municipal Electric Authority
Series 1991, Insured: MBIA 6.600% 01/01/18	17,280,000	20,032,531
Series 1998 Y, Insured: AMBAC 6.400% 01/01/13	935,000	1,033,839
MN Anoka County Solid Waste Disposal
National Power Association, Series 1987 A, AMT, 6.950% 12/01/08	60,000	60,687
MN Southern Minnesota Municipal Power Agency
Series 2002 A, Insured: AMBAC 5.250% 01/01/17	11,000,000	11,982,190
NC Eastern Municipal Power Agency
Series 1991 A, 6.500% 01/01/18	2,185,000	2,498,329
Series 1993 B, Insured: RAD 6.000% 01/01/22	500,000	542,670
Series 1993, Insured: AMBAC 6.000% 01/01/18	16,470,000	18,402,919
SC Piedmont Municipal Power Agency
Series 1988, Insured: AMBAC (a) 01/01/13	16,070,000	12,771,954
Series 1993, Insured: MBIA 5.375% 01/01/25	11,370,000	12,165,218
Series 2004 A, Insured: FGIC (a) 01/01/24	5,000,000	2,063,400
TX Municipal Power Agency
Series 1989, Insured: AMBAC: (a) 09/01/11	4,985,000	4,495,473
(a) 09/01/12	2,785,000	2,399,612
Series 1993, Insured: MBIA (a) 09/01/15	8,790,000	6,483,855
TX Sam Rayburn Municipal Power Agency
Series 2002, 6.000% 10/01/16	5,000,000	5,172,700
Joint Power Authority Total		107,398,827
Municipal Electric – 2.3%
OH Cleveland Public Power Systems
Series 1994 A, Insured: MBIA (a) 11/15/13	2,000,000	1,642,120

	Par ($)	Value ($)
PA Westmoreland County Municipal Authority
Series 1995 A, Insured: FGIC (a) 08/15/23	5,540,000	2,441,866
Series 1999 A, Insured: MBIA (a) 08/15/22	2,000,000	999,220
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2002 KK, Insured: MBIA 5.500% 07/01/16	12,000,000	13,051,200
Series 2007 VV: Insured: FGIC 5.250% 07/01/34 10,870,000 10,869,456 Insured: MBIA 5.250% 07/01/26	10,000,000	10,677,300
SD Heartland Consumers Power District
Series 1992, Insured: FSA: 6.000% 01/01/09	85,000	86,678
6.000% 01/01/17	13,600,000	15,366,776
TX San Marcos
Series 2002, Insured: FSA 5.250% 11/01/16	1,000,000	1,076,780
Municipal Electric Total		56,211,396
Water & Sewer – 3.9%
AL Birmingham Waterworks & Sewer Board
Series 2007 A, Insured: AMBAC 4.375% 01/01/32	6,000,000	5,562,120
AL Jefferson County
Series 1997 A, Insured: FGIC 5.625% 02/01/22	570,000	474,616
CA Castaic Lake Water Agency
Series 1999, Insured: AMBAC (a) 08/01/24	9,445,000	4,177,051
CA San Francisco City & County Public Utilities Commission
Series 2006 A, Insured: FSA 4.500% 11/01/31	17,800,000	17,297,150
FL Seminole County
Series 1992, Insured: MBIA 6.000% 10/01/19	470,000	532,548

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
FL St. John's County Water & Sewer Authority
Series 1991 A, Insured: MBIA (a) 06/01/13	2,600,000	2,173,158
Series 1999 A, Insured: MBIA (a) 06/01/14	1,500,000	1,196,970
GA Atlanta Water & Wastewater Revenue
Series 1991 A, Insured: FGIC 5.500% 11/01/22	5,475,000	5,795,780
Series 2001 A, Insured: MBIA 5.500% 11/01/27	1,500,000	1,623,405
GA Fulton County Water & Sewer
Series 1992, Insured: FGIC 6.375% 01/01/14	620,000	652,848
GA Henry County Water & Sewer Authority
Series 1997, Insured: AMBAC 6.150% 02/01/20	5,390,000	6,318,158
GA Milledgeville Water & Sewer Revenue
Series 1996, Insured: FSA 6.000% 12/01/21	1,000,000	1,167,120
IL Chicago
Series 1998, Insured: MBIA (a) 01/01/20	7,275,000	4,222,992
MA Water Resources Authority
Series 1993 C, Insured: AMBAC 5.250% 12/01/15	1,170,000	1,263,483
Series 2002 J, Insured: FSA 5.500% 08/01/21	5,000,000	5,681,400
Series 2006 A, Insured: AMBAC 5.000% 08/01/24	2,170,000	2,288,439
MS V Lakes Utility District
Series 1994, 7.000% 07/15/37	465,000	424,866
NY New York City Municipal Water Finance Authority
Series 1999, Insured: FGIC 9.033% 06/15/32 (d)(f)	2,000,000	2,194,160
Series 2001 D, 5.250% 06/15/25	3,520,000	3,681,286

	Par ($)	Value ($)
OH Cleveland Waterworks Revenue
Series 1993 G, Insured: MBIA 5.500% 01/01/21	4,015,000	4,521,050
OH Lakewood Water Systems Revenue
Series 1995, Insured: AMBAC 5.850% 07/01/20	2,190,000	2,548,897
PA Dauphin County Industrial Development Authority
Dauphin Water Supply Co., Series 1992 A, AMT, 6.900% 06/01/24	3,400,000	4,010,844
TN Metropolitan Government Nashville & Davidson County
Series 1993, Insured: FGIC 5.200% 01/01/13	2,500,000	2,664,525
TX Houston Water & Sewer Systems
Series 1991 C, Insured: AMBAC (a) 12/01/10	3,750,000	3,495,075
Series 1998 A, Insured: FSA: (a) 12/01/19	10,545,000	6,250,338
(a) 12/01/23	985,000	460,852
VA Fairfax County Water Authority
Series 2005 B, 5.250% 04/01/24	6,175,000	6,926,684
Water & Sewer Total		97,605,815
Utilities Total		327,968,159
Total Municipal Bonds (cost of $2,272,933,915)		2,373,643,505
Investment Company – 1.4%
	Shares
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 1.180%)	35,007,926	35,007,926
Total Investment Company (cost of $35,007,926)		35,007,926

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

Municipal Preferred Stocks – 0.9%
	Par ($)	Value ($)
Housing – 0.9%
Multi-Family – 0.9%
Centerline Equity Trust
Series 1999, AMT, 6.625% 06/30/09 (f)	6,000,000	6,189,000
Series 2000, AMT, 7.600% 11/30/10 (f)	5,000,000	5,429,800
Munimae TE Bond Subsidiary LLC
Series 2000 B, AMT, 7.750% 06/30/50 (f)	10,000,000	10,769,400
Series 2005 C-3, AMT, 5.500% 11/29/49 (f)	1,000,000	1,013,740
Multi-Family Total		23,401,940
Housing Total		23,401,940
Total Municipal Preferred Stocks (cost of $22,000,000)		23,401,940
Other – 0.0%
Transportation – 0.0%
Air Transportation – 0.0%
IL Chicago O'Hare International Airport
United Airlines, Inc., Series 1999 A, 5.350% 09/01/16 (i)(j)	4,100,000	61,500
IN Indianapolis Airport Authority
United Airlines, Inc., Series 1995 A, AMT, 6.500% 11/15/31 (i)(j)	1,348,969	111,290
Air Transportation Total		172,790
Transportation Total		172,790
Total Other (cost of $1,033,273)		172,790
Common Stock – 0.0%
	Shares
Industrials – 0.0%
Airlines – 0.0%
UAL Corp. (i)(k)	1,420	12,127
Airlines Total		12,127
Industrials Total		12,127
Total Common Stock (cost of $51,531)		12,127

Securities Lending Collateral – 0.0%
	Shares	Value ($)
State Street Navigator Securities Lending Prime Portfolio (l) (7 day yield of 2.727%)	12,171	12,171
Total Securities Lending Collateral (cost of $12,171)		12,171
Short-Term Obligations – 1.4%
	Par ($)
Variable Rate Demand Notes (m) – 1.4%
CT Health & Educational Facilities Authority
Yale University, Series 2001 V-1, SPA: DEPFA Bank PLC 1.600% 07/01/36	1,000,000	1,000,000
IL Chicago Board of Education
Series 2004 C-1, SPA: DEPFA Bank PLC 1.300% 03/01/31	300,000	300,000
MO Health & Educational Facilities Authority
Washington University, Series 1996 C, SPA: JPMorgan Chase Bank 1.300% 09/01/30	1,000,000	1,000,000
St. Louis University,
Series 2006 A, Insured: MBIA, SPA: Bank of New York 1.750% 10/01/35	80,000	80,000
NH Health & Education Facilities Authority
Dartmouth College, Series 2007 A, LOC: JPMorgan Chase Bank 1.650% 06/01/31	2,300,000	2,300,000
Dartmouth College, Series 2007 B, SPA: JPMorgan Chase Bank 1.650% 06/01/41	2,200,000	2,200,000
TN Sevier County Public Building Authority
Series 2004 C-4, SPA: DEPFA Bank PLC 3.000% 06/01/20	100,000	100,000
TX Bell County Health Facilities Development Corp.
Scott & White Memorial Hospital: Series 2000 B-1, SPA: Morgan Guaranty Trust 1.700% 08/15/29 5,000,000 5,000,000 Series 2001 1, SPA: JPMorgan Chase Bank 1.700% 08/15/31	1,800,000	1,800,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

Short-Term Obligations (continued)
	Par ($)	Value ($)
TX Harris County Health Facilities Development Corp.
Texas Children's Hospital, Series 1999 B-1, Insured: MBIA, SPA: JPMorgan Chase Bank 1.850% 10/01/29	20,000,000	20,000,000
UT Board of Regents Revenue
Series 2006 B, Insured: MBIA, SPA: DEPFA Bank PLC 1.650% 08/01/31	1,000,000	1,000,000
WI Health & Educational Facilities Authority
Gundersen Clinic Ltd., Series 2000 A, Insured: FSA, SPA: Dexia Credit Local 1.430% 12/01/15	80,000	80,000
Variable Rate Demand Notes Total		34,860,000
Total Short-Term Obligations (cost of $34,860,000)		34,860,000
Total Investments – 99.5% (cost of $2,365,898,816) (n)		2,467,110,459
Other Assets & Liabilities, Net – 0.5%		11,528,839
Net Assets – 100.0%		2,478,639,298

Notes to Investment Portfolio:

(a)  Zero coupon bond.

(b)  Security purchased on a delayed delivery basis.

(c)  A portion of this security with a market value of $11,298,943 is pledged as collateral for open futures contracts.

(d)  The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2008.

(e)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At May 31, 2008, the value of these securities amounted to $5,992,102, which represents 0.2% of net assets.

(f)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, these securities, which are not illiquid except for those in the following table, amounted to $105,276,456, which represents 4.2% of net assets.

Security	Acquisition Date	Par	Cost	Value
Resolution Trust	08/27/93	$6,615,223	$6,751,636	$6,536,832
Corp. Pass-Through
Certificates,
Series 1993 A,
8.500% 12/01/16

(g)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(h)  Security represents the underlying bond transferred to a special purpose entity established in a floating rate note transaction in which the Fund acquired the residual interest. These securities amount to $29,282,360 and serve as collateral in the transactions.

(i)  Non-income producing security.

(j)  Position reflects anticipated residual bankruptcy claims.

(k)  All or a portion of this security was on loan at May 31, 2008. The total market value of securities on loan at May 31, 2008 is $11,879.

(l)  Investment made with cash collateral received from securities lending activity.

(m)  Variable rate demand note. This security is payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate changes periodically. The interest rate shown reflects the rate as of May 31, 2008.

(n)  Cost for federal income tax purposes is $2,361,457,172.

At May 31, 2008, the Fund held the following open long futures contracts :

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Notes	864	$97,119,000	$97,911,558	Sept-2008	$(792,558)

At May 31, 2008, the composition of the Fund by revenue source is as follows:

Holding by Revenue Source	% of Net Assets
Tax-Backed	35.6
Refunded/Escrowed	17.0
Utilities	13.2
Health Care	8.6
Transportation	7.5
Housing	3.8
Industrials	3.3
Education	2.8
Other	2.8
Other Revenue	1.8
Resource Recovery	0.3
	96.7
Investment Company	1.4
Common Stock	0.0	*
Securities Lending Collateral	0.0	*
Short-Term Obligations	1.4
Other Assets & Liabilities, Net	0.5
	100.0

* Represents less than 0.01%.

At May 31, 2008, the Fund held investments in the following states/territories:

State/Territory	% of Total Investments
California	10.2
New York	9.9
Texas	8.1
Massachusetts	7.5
Illinois	7.1
New Jersey	6.1
Puerto Rico	5.8
Other*	45.3
100.0

* Includes all states/territories that are individually less than 5.0% of total investments.

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

CAP	Capital Markets Assurance Corp.

CGIC	Capital Guaranty Insurance Corp.

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FSA	Financial Security Assurance, Inc.

GNMA	Government National Mortgage Association

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

PSFG	Permanent School Fund Guarantee

RAD	Radian Asset Assurance, Inc.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia Tax-Exempt Fund
May 31, 2008 (Unaudited)

Assets	Investments, at cost	$2,365,898,816
	Investments, at value (including securities on loan of $11,879)	2,467,110,459
	Cash	10,909
	Receivable for:
	Fund shares sold	970,405
	Interest	35,735,410
	Securities lending	10
	Futures variation margin	216,000
	Trustees' deferred compensation plan	203,490
	Other assets	2,990
	Total Assets	2,504,249,673
Liabilities	Collateral on securities loaned	12,171
	Payable for:
	Investments purchased on a delayed delivery basis	3,346,681
	Fund shares repurchased	1,550,147
	Distributions	4,405,178
	Interest expense and fees	167,407
	Floating rate notes	14,029,620
	Investment advisory fee	1,015,176
	Transfer agent fee	342,630
	Pricing and bookkeeping fees	37,544
	Trustees' fees	67,487
	Custody fee	6,913
	Distribution and service fees	283,634
	Chief compliance officer expenses	811
	Trustees' deferred compensation plan	203,490
	Other liabilities	141,486
	Total Liabilities	25,610,375
	Net Assets	2,478,639,298
Net Assets Consist of	Paid-in capital	2,395,982,975
	Undistributed net investment income	6,850,588
	Accumulated net realized loss	(24,613,350)
	Net unrealized appreciation (depreciation) on:
	Investments	101,211,643
	Futures contracts	(792,558)
	Net Assets	2,478,639,298
Class A	Net assets	$1,484,019,166
	Shares outstanding	112,186,215
	Net asset value per share	$13.23	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($13.23/0.9525)	$13.89	(b)
Class B	Net assets	$23,100,908
	Shares outstanding	1,746,357
	Net asset value and offering price per share	$13.23	(a)
Class C	Net assets	$26,020,289
	Shares outstanding	1,967,043
	Net asset value and offering price per share	$13.23	(a)
Class Z	Net assets	$945,498,935
	Shares outstanding	71,476,226
	Net asset value, offering and redemption price per share	$13.23

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statement of Operations – Columbia Tax-Exempt Fund
For the Six Months Ended May 31, 2008 (Unaudited)

		($)
Investment Income	Interest	64,778,692
	Dividends	3,053
	Securities lending	74
	Total Investment Income	64,781,819
Expenses	Investment advisory fee	5,895,720
	Distribution fee:
	Class B	94,617
	Class C	88,980
	Service fee:
	Class A	1,503,752
	Class B	25,236
	Class C	23,697
	Transfer agent fee	788,186
	Pricing and bookkeeping fees	106,252
	Trustees' fees	69,138
	Custody fee	29,812
	Chief compliance officer expenses	1,274
	Other expenses	255,276
	Expenses before interest expense and fees	8,881,940
	Interest expense and fees	314,307
	Total Expenses	9,196,247
	Fees waived by Distributor - Class C	(17,891)
	Expense reductions	(3,061)
	Net Expenses	9,175,295
	Net Investment Income	55,606,524
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	Net realized gain (loss) on:
	Investments	5,322,840
	Futures contracts	(4,757,686)
	Net realized gain	565,154
	Net change in unrealized depreciation on:
	Investments	(52,082,338)
	Futures contracts	(792,558)
	Net change in unrealized depreciation on investments	(52,874,896)
	Net Loss	(52,309,742)
	Net Increase Resulting from Operations	3,296,782

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia Tax-Exempt Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended May 31, 2008	Year Ended November 30, 2007
Operations	Net investment income	$55,606,524	$111,455,852
	Net realized gain on investments and futures contracts	565,154	12,759,003
	Net change in unrealized depreciation on investments and futures contracts	(52,874,896)	(80,329,893)
	Net Increase Resulting from Operations	3,296,782	43,884,962
Distributions to Shareholders	From net investment income:
	Class A	(33,377,093)	(68,683,296)
	Class B	(466,369)	(1,234,845)
	Class C	(453,117)	(803,297)
	Class Z	(20,870,598)	(39,847,395)
	Total Distributions to Shareholders	(55,167,177)	(110,568,833)
	Net Capital Share Transactions	62,457,440	(65,667,898)
	Total Increase (Decrease) in Net Assets	10,587,045	(132,351,769)
Net Assets	Beginning of period	2,468,052,253	2,600,404,022
	End of period	2,478,639,298	2,468,052,253
	Undistributed net investment income at end of period	6,850,588	6,411,241

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Capital Stock Activity

	(Unaudited) Six Months Ended May 31, 2008		Year Ended November 30, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	2,966,780	39,510,578	4,289,043	58,162,520
Distributions reinvested	1,627,998	21,513,799	3,022,312	41,027,286
Redemptions	(5,857,985)	(78,065,616)	(12,497,385)	(169,587,273)
Net Decrease	(1,263,207)	(17,041,239)	(5,186,030)	(70,397,467)
Class B
Subscriptions	86,378	1,148,141	148,877	2,020,171
Distributions reinvested	20,372	269,279	52,110	708,116
Redemptions	(361,091)	(4,809,987)	(1,354,651)	(18,400,658)
Net Decrease	(254,341)	(3,392,567)	(1,153,664)	(15,672,371)
Class C
Subscriptions	471,773	6,295,749	443,505	6,017,401
Distributions reinvested	14,823	195,857	27,200	369,149
Redemptions	(195,299)	(2,608,106)	(293,115)	(3,969,416)
Net Increase	291,297	3,883,500	177,590	2,417,134
Class Z
Subscriptions	7,333,278	97,518,748	8,119,211	109,911,871
Proceeds received in connection with merger	4,344,461	56,934,014	—	—
Distributions reinvested	361,098	4,772,597	680,068	9,230,535
Redemptions	(6,011,473)	(80,217,613)	(7,463,718)	(101,157,600)
Net Increase	6,027,364	79,007,746	1,335,561	17,984,806

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months
	Ended
	May 31,		Year Ended November 30,
Class A Shares	2008		2007	2006	2005		2004		2003
Net Asset Value, Beginning of Period	$13.52		$13.88	$13.49	$13.51		$13.60		$13.16
Income from Investment Operations:
Net investment income (a)	0.30		0.60	0.61	0.62		0.61		0.60
Net realized and unrealized gain (loss) on investments and futures contracts	(0.29)		(0.37)	0.38	(0.03)		(0.11)		0.44
Total from Investment Operations	0.01		0.23	0.99	0.59		0.50		1.04
Less Distributions to Shareholders:
From net investment income	(0.30)		(0.59)	(0.60)	(0.61)		(0.59)		(0.60)
Net Asset Value, End of Period	$13.23		$13.52	$13.88	$13.49		$13.51		$13.60
Total return (b)	0.07	%(c)	1.74%	7.53%	4.41	%(d)	3.78	%(d)	8.05	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense and fees (e)	0.78	%(f)	0.78%	0.80%	0.82%		0.86%		0.94%
Interest expense and fees (g)	0.03	%(f)	0.04%	0.05%	0.04%		0.02%		0.01%
Net expenses (e)	0.81	%(f)	0.82%	0.85%	0.86%		0.88%		0.95%
Waiver/Reimbursement	—		—	—	—	%(h)	0.03%		0.03%
Net investment income (e)	4.48	%(f)	4.40%	4.46%	4.50%		4.49%		4.50%
Portfolio turnover rate	7	%(c)	13%	5%	4%		5%		11%
Net assets, end of period (000's)	$1,484,019		$1,533,614	$1,646,201	$1,577,102		$1,638,527		$1,837,693

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Interest expense and fees relate to the liability for floating-rate notes issued in conjunction with inverse floater securities transactions.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months
	Ended
	May 31,		Year Ended November 30,
Class B Shares	2008		2007	2006	2005		2004		2003
Net Asset Value, Beginning of Period	$13.52		$13.88	$13.49	$13.51		$13.60		$13.16
Income from Investment Operations:
Net investment income (a)	0.25		0.50	0.50	0.51		0.50		0.50
Net realized and unrealized gain (loss) on investments and futures contracts	(0.29)		(0.37)	0.39	(0.02)		(0.10)		0.44
Total from Investment Operations	(0.04)		0.13	0.89	0.49		0.40		0.94
Less Distributions to Shareholders:
From net investment income	(0.25)		(0.49)	(0.50)	(0.51)		(0.49)		(0.50)
Net Asset Value, End of Period	$13.23		$13.52	$13.88	$13.49		$13.51		$13.60
Total return (b)	(0.30	)%(c)	0.98%	6.73%	3.63	%(d)	3.01	%(d)	7.25	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense and fees (e)	1.53	%(f)	1.53%	1.55%	1.57%		1.61%		1.69%
Interest expense and fees (g)	0.03	%(f)	0.04%	0.05%	0.04%		0.02%		0.01%
Net expenses (e)	1.56	%(f)	1.57%	1.60%	1.61%		1.63%		1.70%
Waiver/Reimbursement	—		—	—	—	%(h)	0.03%		0.03%
Net investment income (e)	3.73	%(f)	3.65%	3.71%	3.75%		3.74%		3.75%
Portfolio turnover rate	7	%(c)	13%	5%	4%		5%		11%
Net assets, end of period (000's)	$23,101		$27,047	$43,771	$38,193		$45,168		$64,990

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Interest expense and fees relate to the liability for floating-rate notes issued in conjunction with inverse floater securities transactions.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months
	Ended
	May 31,		Year Ended November 30,
Class C Shares	2008		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$13.52		$13.88	$13.49	$13.51	$13.60	$13.16
Income from Investment Operations:
Net investment income (a)	0.26		0.51	0.52	0.53	0.53	0.51
Net realized and unrealized gain (loss) on investments and futures contracts	(0.30)		(0.36)	0.39	(0.02)	(0.11)	0.45
Total from Investment Operations	(0.04)		0.15	0.91	0.51	0.42	0.96
Less Distributions to Shareholders:
From net investment income	(0.25)		(0.51)	(0.52)	(0.53)	(0.51)	(0.52)
Net Asset Value, End of Period	$13.23		$13.52	$13.88	$13.49	$13.51	$13.60
Total return (b)(c)	(0.24	)%(d)	1.13%	6.89%	3.78%	3.17%	7.41%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense and fees (e)	1.38	%(f)	1.38%	1.40%	1.42%	1.46%	1.54%
Interest expense and fees (g)	0.03	%(f)	0.04%	0.05%	0.04%	0.02%	0.01%
Net expenses (e)	1.41	%(f)	1.42%	1.45%	1.46%	1.48%	1.55%
Waiver/Reimbursement	0.15	%(f)	0.15%	0.15%	0.15%	0.18%	0.18%
Net investment income (e)	3.86	%(f)	3.78%	3.83%	3.90%	3.89%	3.90%
Portfolio turnover rate	7	%(d)	13%	5%	4%	5%	11%
Net assets, end of period (000's)	$26,020		$22,650	$20,789	$10,396	$8,699	$12,450

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Interest expense and fees relate to the liability for floating-rate notes issued in conjunction with inverse floater securities transactions.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months				Period
	Ended				Ended
	May 31,		Year Ended November 30,		November 30,
Class Z Shares	2008		2007	2006	2005 (a)
Net Asset Value, Beginning of Period	$13.52		$13.88	$13.49	$13.71
Income from Investment Operations:
Net investment income (b)	0.31		0.62	0.62	0.13
Net realized and unrealized gain (loss) on investments and futures contracts	(0.29)		(0.36)	0.40	(0.22)
Total from Investment Operations	0.02		0.26	1.02	(0.09)
Less Distributions to Shareholders:
From net investment income	(0.31)		(0.62)	(0.63)	(0.13)
Net Asset Value, End of Period	$13.23		$13.52	$13.88	$13.49
Total return (c)	0.17	%(d)	1.94%	7.75%	(0.63	)%(d)(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense and fees (f)	0.58	%(g)	0.58%	0.60%	0.57	%(g)
Interest expense and fees (h)	0.03	%(g)	0.04%	0.05%	0.04	%(g)
Net expenses (f)	0.61	%(g)	0.62%	0.65%	0.61	%(g)
Waiver/Reimbursement	—		—	—	—	%(g)(i)
Net investment income (f)	4.67	%(g)	4.59%	4.62%	4.91	%(g)
Portfolio turnover rate	7	%(d)	13%	5%	4	%(d)
Net assets, end of period (000's)	$945,499		$884,741	$889,644	$329,637

(a)  On September 16, 2005, Columbia Tax-Exempt Fund Class Z shares commenced operations.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Interest expense and fees relate to the liability for floating-rate notes issued in conjunction with inverse floater securities transactions.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

Note 1. Organization

Columbia Tax-Exempt Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Certain ratios have been reclassified on the Financial Highlights to conform to the current period financial statement presentation. The changes have no effect on the ratios. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

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May 31, 2008 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157") was issued. SFAS 157 is effective for the Fund's current fiscal period. Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$24,298	$(792,558)
Level 2 – Other Significant Observable Inputs	2,467,086,161	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$2,467,110,459	$(792,558)

*  Other financial instruments consist of futures contracts which are not included in the investment portfolio.

The following table reconciles asset balances for the six month period ended May 31, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of November 30, 2007	$2,137,500	$—
Amortization of premiums	1,794	—
Realized gain	137,640	—
Change in unrealized depreciation	(42,384)	—
Net sales	(2,234,550)	—
Balance as of May 31, 2008	$—	$—

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Futures Contracts

The Fund may invest in futures contracts to gain or reduce exposure to particular securities or segments of the bond markets. These futures contracts are financial instruments whose values depend on, or are derived from, the value of the

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

underlying security, index or currency. The Fund may use futures contracts for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses futures contracts in an effort to achieve more efficiently, economic exposure similar to that which they could have achieved through the purchase and sale of fixed income securities.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Floating-Rate Notes Issued in Conjunction with Securities Held

The Fund may sell a fixed-rate bond ("Fixed-Rate Bond") to a broker who deposits the Fixed-Rate Bond into a special-purpose entity from which are issued floating-rate notes ("Floating-Rate Notes") that are sold to third parties. The Floating-Rate Notes have interest rates that reset weekly and the holders of the Floating-Rate Notes have the option to tender their notes to the broker at par at each reset date. A residual certificate (an "Inverse Floater"), which pays interest equal to the difference between the Fixed-Rate Bond and the Floating-Rate Notes, is also issued by the special-purpose entity. The Inverse Floater also gives the holder the right to cause the Floating-Rate Note to be called at par and to require transfer of the Fixed-Rate Bond to the holder of the Inverse Floater, thereby liquidating the special-purpose entity. In certain transactions, the Fund ultimately receives the Inverse Floater plus the cash equivalent of the proceeds raised from the issuance of the Floating-Rate Notes in exchange for the Fixed-Rate Bonds.

Although the Fund physically holds the Inverse Floater, the transaction is accounted for as a secured borrowing pursuant to Statement of Financial Accounting Standards No. 140. Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"), because of its unilateral right to cause the liquidation of the special-purpose entity and recover the Fixed-Rate Bond it originally sold to the broker. In accordance with SFAS 140, the Fund includes the Fixed-Rate Bond on the Portfolio of Investments and recognizes the Floating-Rate Notes as a liability on the Statement of Assets and Liabilities.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Dividend income is recorded on the ex-date.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended November 30, 2007 was as follows:

Tax-Exempt Income	$110,200,781
Ordinary Income*	368,052

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at May 31, 2008, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$145,327,036
Unrealized depreciation	(39,673,749)
Net unrealized appreciation	$105,653,287

The following capital loss carryforwards, determined as of November 30, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2008	$1,275,955
2009	179,607
2010	10,177,991
Total	$11,633,553

Capital loss carryforwards of $12,004,511 were utilized during the year ended November 30, 2007. Of the capital loss carryforwards attributable to the Fund, $1,499,612 ($179,607 expiring November 30, 2009 and $1,320,005 expiring November 30, 2010) remain from the merger with Columbia Municipal Income Fund, none of which were utilized to offset gains during the year ended November 30, 2007. The availability of a portion of the remaining capital loss carryforwards from the Fund may be limited in a given year.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") effective May 30, 2008. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

adoption. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements and no cumulative effect adjustments were recorded. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory, administrative and other services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.55%
$500 million to $1 billion	0.50%
$1 billion to $1.5 billion	0.47%
$1.5 billion to $3 billion	0.44%
$3 billion to $6 billion	0.43%
Over $6 billion	0.42%

For the six month period ended May 31, 2008, the Fund's annualized effective investment advisory fee rate was 0.48% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses. Prior to January 1, 2008, the Fund also reimbursed Columbia for accounting oversight services, services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six month period ended May 31, 2008, the amount charged to the Fund by affiliates included on the Statement of Operations under "Pricing and bookkeeping fees" aggregated to $771.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended May 31, 2008, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund. For the six month period ended May 31, 2008, the Distributor retained net underwriting discounts of $49,692 on sales of the Fund's Class A shares and received net CDSC fees of $529, $13,532 and $1,826 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted Rule 12b-1 plans (the "Plans"), which require the payment of a monthly service fee to the Distributor equal to 0.20% annually of the average daily net assets attributable to Class A, Class B and Class C shares. The Plans also require the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

The CDSC and the distribution fees are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which is included in "Trustees' fees" on the Statement of Assets and Liabilities. The deferred compensation plan of the acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

Note 6. Portfolio Information

For the six month period ended May 31, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $160,834,708 and $203,313,857, respectively.

At May 31, 2008, the Fund held Inverse Floaters related to the following securities:

Par
NY New York City Municipal Water Finance Authority, Series 1999 A, Pre-refunded 06/15/09, 5.500%, 06/15/32	$10,000,000
TX Harris County Health Facilities Development Corp., Christus Health, Series 1999 A, Pre-refunded 07/01/09, Insured: MBIA 5.375%, 07/01/19	18,000,000
Total	$28,000,000

Against these securities have been issued $14,000,000 par of Floating-Rate Notes bearing interest rates at May 31, 2008 ranging from 1.967% to 2.158%, at a weighted average rate of 2.090%. Interest paid on the Floating-Rate Notes during the six months ended May 31, 2008 was at an average annualized rate of 2.399%. The Fund's physical holdings at May 31, 2008 were Inverse Floaters totaling $14,000,000 par, market value of $15,252,740, bearing interest at a weighted rate of 8.750%. The Inverse Floaters are exempt from registration pursuant to Rule 144A under the Securities Act of 1933.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended May 31, 2008, the Fund did not borrow under these arrangements.

Note 8. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 9. Significant Risks and Contingencies

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

High-Yield Securities Risk

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Geographic Concentration Risk

At May 31, 2008, the Fund had greater than 5% of its total net assets in debt obligations issued by California, New York, Texas, Massachusetts, Illinois, New Jersey, Puerto Rico and their political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the state's or territory's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit.

At May 31, 2008, private insurers who insured greater than 5% of the total net assets of the Fund were as follows:

% of Total
Insurer	Net Assets
MBIA Insurance Corp.	17.0
Financial Guaranty Insurance Co.	13.4
Ambac Assurance Corp.	11.3
Financial Security Assurance, Inc.	10.4

At July 1, 2008 MBIA Insurance Corp., Financial Guaranty Insurance Co., Ambac Assurance Corp. and Financial Security Assurance, Inc. were rated by Standard & Poor's AA, BB, AA and AAA, respectively.

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds' adviser and/or its affiliates made certain payments, including plaintiffs' attorneys' fees and costs of notice to class members.

Columbia Tax-Exempt Fund

May 31, 2008 (Unaudited)

Note 10. Business Combinations and Mergers

After the close of business on March 20, 2008, Long-Term Tax-Exempt Fund, a series of Excelsior Tax-Exempt Funds, Inc., merged into Columbia Tax-Exempt Fund. Columbia Tax-Exempt Fund received a tax-free transfer of assets from Long-Term Tax-Exempt Fund as follows:

	Shares Issued	Net Assets Received	Unrealized Appreciation*
Long-Term Tax-Exempt Fund	4,344,461	$56,934,014	$1,830,408
	Net Assets of Columbia Tax-Exempt Fund Prior to Combination	Net Assets of Long-Term Tax-Exempt Fund Immediately Prior to Combination	Net Assets of Columbia Tax-Exempt Fund Immediately After Combination
	$2,383,981,768	$56,934,014	$2,440,915,782

*  Unrealized appreciation is included in the respective Net Assets Received amount.

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Important Information About This Report – Columbia Tax-Exempt Fund

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Tax-Exempt Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

Columbia Management®

Columbia Tax-Exempt Fund

Semiannual Report, May 31, 2008

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/153775-0508 (07/08) 08/50125

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 22, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Chief Financial Officer

Date	July 22, 2008